As Filed With the Securities and Exchange Commission on July 11, 1997
                                                         Registration No. 33-
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]


                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]




                             ISI STRATEGY FUND, INC.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                717 Fifth Avenue
                            New York, New York 10022
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 446-5600
                                                          ----------------

                                 R. Alan Medaugh
                                717 Fifth Avenue
                               New York, NY 10022
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Richard W. Grant, Esq.
                           Morgan, Lewis & Bockius LLP
                              2000 One Logan Square
                             Philadelphia, PA 19103



------------------------------------------------------------------------------


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered                Amount Being Registered
------------------------------------                -----------------------
    Share of Common Stock                                Indefinite*


-------------------------------------------------------------------------------

*Registrant elects to register an indefinite number of shares of its Common Stock, par value $.001 per share, under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

------------------------------------------------------------------------------

                             ISI STRATEGY FUND, INC.
                                 July 11, 1997

                              Cross Reference Sheet
                           (ISI Strategy Fund Shares)

Items Required by Form N-1A


Part A                Information Required in Prospectus                        Registration Statement Heading
-------               ----------------------------------                        -------------------------------
Item 1.               Cover Page                                                Cover Page
Item 2.               Synopsis                                                  Fee Table
Item 3.               Condensed Financial Information                           Financial Highlights*
Item 4.               General Description of Registrant                         Investment Program
                                                                                Investment Restrictions;
                                                                                General Information
Item 5.               Management of the Fund                                    Management of the Fund;
                                                                                Investment Advisor and Sub-Advisor;
                                                                                Distributor; Custodian, Transfer
                                                                                Agent and Accounting Services
Item 5A.              Management's Discussion of Fund                           **
                      Performance
Item 6.               Capital Stock and Other Securities                        Cover Page
                                                                                Dividends and Taxes;
                                                                                General Information
Item 7.               Purchase of Securities Being Offered                      How to Invest in
                                                                                the Fund
Item 8.               Redemption or Repurchase                                  How to Redeem Shares
Item 9.               Pending Legal Proceedings                                 *


Part B                Information Required in a Statement
------                of Additional Information
                      -----------------------------------
Item 10.              Cover Page                                                Cover Page
Item 11.              Table of Contents                                         Table of Contents
Item 12.              General Information and History                           General Information
                                                                                and History
Item 13.              Investment Objectives and Policies                        Investment Objective,
                                                                                Policies and Risk
                                                                                Considerations

---------
*  Omitted since the answer is negative or the item is not applicable.

** Required information will be contained in the Registrant's first Annual
   Report to Shareholders containing results of operations, when available.


Part A                Information Required in Prospectus                        Registration Statement Heading
-------               ----------------------------------                        -------------------------------

Item 14.              Management of the Fund                                    Management of
                                                                                the Fund
Item 15.              Control Persons and Principal Holders                     Control Persons and
                      of Securities                                             Principal Holders of
                                                                                Securities
Item 16.              Investment Advisory and Other                             Investment Advisory and
                      Services                                                  Other Services;
                                                                                Custodian, Transfer Agent
                                                                                and Accounting Services
Item 17.              Brokerage Allocation                                      Brokerage
Item 18.              Capital Stock and Other Securities                        Capital Stock;
                                                                                Semi-Annual Reports
Item 19.              Purchase, Redemption and Pricing of                       Valuation of Shares
                      Securities Being Offered                                  and Redemption
Item 20.              Tax Status                                                Federal Tax Treatment of
                                                                                Dividends and
                                                                                Distributions
Item 21.              Underwriters                                              Distribution of Fund
                                                                                Shares
Item 22.              Calculation of Performance Data                           Performance Information
Item 23.              Financial Statements                                      Financial Statements

Part C                Other Information
------                -----------------
                      Part C contains the information required by the items
                      contained therein under the items set forth in the form.


                          Supplement dated _____, 1997
                                       to
                           Prospectus dated ____, 1997
                                       of
                            ISI Strategy Fund Shares
                      (A Class of ISI Strategy Fund, Inc.)

The Prospectus dated _______, 1997 of ISI Strategy Fund Shares ( a class of shares of ISI Strategy Fund, Inc.) is hereby amended and supplemented by the following:

The sections entitled "Fee Table" and "How to Invest in the Fund" are modified to reflect the terms of the following offer:

Until such time as the assets of the Fund reach $100 million, or a minimum of ______ days from the date hereof (the "Special Offering Period"), whichever occurs first, investments of $100,000 or more in Shares will be made at net asset value (without a sales charge) as set forth below:

                                                                                                      Dealer
                                        Sales Charge as              Sales Charge as              Compensation as
                                         Percentage of              Percentage of Net              Percentage of
       Amount of Purchase               Offering Price               Amount Invested              Offering Price*
       ------------------              ---------------             -------------------           ------------------
    Less than $50,000                        4.45%                        4.66%                        4.00%


    $50,000 - $99,999                        3.50%                        3.63%                        3.00%

    $100,000 and over...**                   None                         None                         1.00%

-----------
* The Distributor may from time to time reallow to Participating Dealers up to 100% of the sales charge included in the Offering Price of Shares. Dealers that receive a reallowance of 100% of the sales charge may be considered underwriters for purposes of the federal securities laws.
** Purchases of $100,000 or more by persons who would not be eligible for sales load waivers except for the limited offer described herein are not subject to an initial sales charge, however, a contingent deferred sales charge of 1.00% will be imposed on such purchases in the event of redemption within 36 months following such purchase.

During the Special Offering Period, the following features described under "How to Invest in the Fund" will not be available: Purchases by Exchange and Letters of Intent. In addition, Rights of Accumulation will not be available on separate purchases aggregating more than $50,000 and will only be available on purchases aggregating more than $100,000 with respect to the amount in excess of $100,000.

The following features will remain in effect during this period: Purchases Through Automatic Investing and Purchases Through Dividend Reinvestment.


    THE FUND RESERVES THE RIGHT TO TERMINATE THIS SPECIAL OFFER AT ANY TIME.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                     FOR USE DURING SPECIAL OFFERING PERIOD

                            ISI STRATEGY FUND SHARES
                             NEW ACCOUNT APPLICATION


Make check payable to "ISI Strategy Fund Shares" and mail with this Application to:

ISI Mutual Funds
P.O. Box 419426
Kansas City, MO  64141-6426

For assistance in completing this form, please call the Transfer Agent at (800) 882-8585. To open an IRA account, call ISI at (800) 955-7175 to request an application.

The minimum initial purchase is $5,000, except that the minimum initial purchase for qualified retirement plans or IRA's is $1,000 and the minimum initial purchase for participants in the Fund's Automatic Investing Plan is $250. Each subsequent purchase requires a $250 minimum, except that the minimum subsequent purchase under the Fund's Automatic Investing Plan is $100 for monthly purchases and $250 for quarterly purchases. The Fund reserves the right not to accept checks for more than $50,000 that are not certified or bank checks.


Your Account Registration (Please print)                       ---------------------------------------------------------
                                                               Existing Account No., if any


Individual or Joint Tenant                                        Gifts to Minors

_______________________________________________________        ____________________________________________________________________
First Name               Initial               Last Name       Custodian's Name (only one allowed by law)

_______________________________________________________        ____________________________________________________________________
Social Security Number                                         Minor's Name (only one)

_______________________________________________________        ____________________________________________________________________
Joint Tenant             Initial                Last Name      Social Security Number of Minor

                                                               under the ____________________ Uniform Gifts to Minors Act
Social Security Number                                                    State of Residence

Corporations, Trusts, Partnerships, etc.                          Mailing Address

_______________________________________________________        ____________________________________________________________________
Name of Corporation, Trust or Partnership                      Street

_______________________________________________________        ____________________________________________________________________
Tax ID Number                                                  City                                           State            Zip

_______________________________________________________        ____________________________________________________________________
Name of Trustees (If to be included in the Registration)       Daytime Phone

Distribution Options

Please check appropriate boxes. There is no sales charge for reinvested dividends. If none of the options are selected, all distributions will be reinvested.

   Income Dividends                        Capital Gains
   |_|  Reinvested in additional shares    |_|  Reinvested in additional shares
   |_|  Paid in Cash                       |_|  Paid in cash

Call (800) 882-8585 for information about reinvesting your dividends in other funds in the ISI Family of Funds.

Automatic Investing Plan (Optional)

|_| I authorize you as Agent for the Automatic Investing Plan to automatically invest $__________ for me, on a monthly or quarterly basis, on or about the 20th of each month or if quarterly, the 20th of January, April, July and October, and to draw a bank draft in payment of the investment against my checking account. (Bank drafts may be drawn on commercial banks only.)

Minimum Initial Investment:  $250
Subsequent Investments (check one):         |_| Monthly ($100 minimum)          |_| Quarterly ($250 minimum)
                                                                                     Please attach a voided check.
__________________________________________________            ____________________________________________________________
Bank Name                                                      Depositor's Signature               Date


__________________________________________________            ____________________________________________________________
Existing ISI Strategy Fund Account No., if any                 Depositor's Signature               Date
                                                               (if joint acct., both must sign)

Systematic Withdrawal Plan (Optional)

|_| Beginning the month of __________________________, 19___, please send me checks on a monthly or quarterly basis, as indicated below, in the amount of $ ________, from shares that I own, payable to the account registration address as shown above. (Participation requires minimum account value of $10,000.)


Frequency (check one):    |_| Monthly   |_| Quarterly (January, April, July
Telephone Transactions                      and October)

Telephone Transactions
I understand that I will automatically have telephone redemption privileges (for amounts up to $50,000) unless I mark the box below.
No, I/We do not want:   |_| Telephone redemption privileges

Redemptions effected by telephone will be mailed to the address of record. If you would prefer redemptions mailed to a pre-designated bank account, please provide the following information:
             Bank: ___________________   Bank Account No.:___________________
          Address: ___________________  Bank Account Name ___________________

Signature and Taxpayer Certification
The Fund may be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholders who fail to provide the information and/or certifications required below. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

By signing this Application, I hereby certify under penalties of perjury that the information on this Application is complete and correct and that as required by federal law: (Please check applicable boxes)

|_| U.S. Citizen/Taxpayer:
   |_| I certify that (1) the number shown above on this form is the correct Social Security Number or Tax ID Number and
           (2) I am not subject to any backup withholding either because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
   |_| If no Tax ID Number or Social Security Number has been provided above,
        I have applied, or intend to apply, to the IRS or the Social Security Administration for a Tax ID Number or a Social Security Number, and I understand that if I do not provide either number to the Transfer Agent within 60 days of the date of this Application or if I fail to furnish my correct Social Security Number or Tax ID Number, I may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9. You may request such form by calling the Transfer Agent at 800-882-8585.)
|_|  Non-U.S. Citizen/Taxpayer:
   Indicated country of residence for tax purposes:
   Under penalties of perjury, I certify that I am not a U.S. citizen or resident and I am an exempt foreign person as defined by the Internal Revenue Service.
I have received a copy of the Fund's prospectus dated, _______ 1997. I acknowledge that the telephone redemption privileges are automatic and will be effected as described in the Fund's current prospectus (see "Telephone Transactions"). I also acknowledge that I may bear the risk of loss in the event of fraudulent use of such privileges. If I do not want telephone redemption privileges, I have so indicated on this Application.
The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.


________________________________________                       _______________________________________________________
Signature                           Date                       Signature (if a joint account, both must sign)    Date

-----------------------------------------------------------------------------------------------------------------------

For Dealer Use Only

Dealer's Name:   ________________________________________                            Dealer Code: _________________
Dealers Address: ________________________________________                            Branch Code:  ________________
                 ________________________________________
Representative:  ________________________________________                            Rep. No.      ________________



ISI STRATEGY FUND SHARES
(A Class of ISI Strategy Fund, Inc.)
717 Fifth Avenue
New York, New York 10022
For information call (800) 955-7175


     ISI Strategy Fund, Inc. (the "Fund") is designed to maximize total return through a combination of long-term growth of capital and current income by actively apportioning investments between U.S. Treasury Securities and diversified investments in U.S. equity securities.

     Shares of the ISI class of the Fund ("Shares") are available through International Strategy & Investment Group Inc. (the "Distributor"), as well as Participating Dealers and Shareholder Servicing Agents. (See "How to Invest in the Fund.")

     This Prospectus sets forth basic information that investors should know about the Fund prior to investing, and should be retained for future reference.
A Statement of Additional Information dated    , 1997, has been filed with the
Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference. It is available upon request and without charge by contacting the Fund at the above address or telephone number.

THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT
           AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING
                          POSSIBLE LOSS OF PRINCIPAL.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
          AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
            COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
              PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.



                   The date of this Prospectus is    , 1997.

1.  FEE TABLE

Shareholder Transaction Expenses:
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) ............   4.45%
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)     None
Maximum Deferred Sales Charge (as a percentage of original purchase price or redemption
 proceeds,  whichever is lower) ..........................................................   None
Annual Fund Operating Expenses:
 (as a percentage of average daily net assets)
Management Fees (net of fee waivers)   ...................................................   0.00%*
12b-1 Fees  ..............................................................................   0.25%
Other Expenses (net of fee waivers) ......................................................   0.75%*
                                                                                             ------
Total Fund Operating Expenses (net of fee waivers)    ....................................   1.00%*
                                                                                             ======

-----------
* The Advisor has voluntarily agreed to waive its fees and to reimburse expenses to the extent required so that the Fund's Total Operating Expenses do not exceed 1.00% of the Fund's average daily net assets. In addition, the Fund's administrator has voluntarily agreed to waive its fee until the earlier of such time as the Fund's net assets reach $50 million or the Fund has been in operation for one year. Absent fee waivers, Management Fees would be .40%, Other Expenses (including administration fees) would be 1.15% and Total Fund Operating Expenses would be 1.80% of the Fund's average daily net assets.

Example:
                                                 1 year     3 years
                                                 --------   --------
You would pay the following expenses on a
$1,000 investment, assuming (1) 5% annual
return and (2) redemption at the end of each
time period:*                                     $          $

-----------
* Net of fee waivers

The Expenses and Example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

The purpose of the foregoing table is to describe the various costs and expenses that an investor in the Fund will bear directly or indirectly. A person who purchases Shares through a financial institution may be charged separate fees by the financial institution. (For more complete descriptions of the various costs and expenses, see "How to Invest in the Fund -- Offering Price", "Investment Advisor", "Administrator" and "Distributor.") The rules of the SEC require that the maximum sales charge (in the Shares' case, 4.45% of the offering price) be reflected in the above table. However, certain investors may qualify for reduced sales charges. (See "How to Invest in the Fund -- Offering Price.") The Expenses and Example appearing in the table above are based on the Fund's estimated amounts for the current fiscal year ending May 31, 1998. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders of the Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. The foregoing table has not been audited by ______________________, the Fund's independent auditors.


2. INVESTMENT PROGRAM

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to maximize total return through a combination of long-term growth of capital and current income. The Fund seeks to achieve this objective through an active asset allocation strategy that involves apportioning the Fund's assets between U.S. Treasury Securities and diversified investments in U.S. equity securities. There can be no assurance that the Fund's investment objective will be met.

ALLOCATION OF INVESTMENTS

International Strategy & Investment Inc. ("ISI" or "Advisor"), the Fund's advisor, and Wilshire Associates Incorporated ("Wilshire"), the Fund's sub-advisor (collectively, the "Advisors"), are responsible for selecting the Fund's investments. (See "Investment Advisor and Sub-Advisor.") The Fund will invest primarily in U.S. equity securities (including common stocks, preferred stocks, convertible debt, warrants, other securities convertible into or exchangeable for common stocks, and Standard & Poor's ("S&P") depository receipts ("SPDRs")), securities index futures contracts, and U.S. Treasury Securities.

Edward S. Hyman, Chairman of ISI and the Fund and R. Alan Medaugh, President of ISI and President and Director of the Fund, will allocate the Fund's assets between U.S. equity securities and U.S. Treasury Securities based on ISI's analysis of the pace of the economy and its forecasts for the direction of interest rates and corporate earnings. Under normal market conditions, the Fund will invest its assets in a ratio of (1) approximately 80% equity securities to 20% U.S. Treasury Securities when an aggressive strategy is deemed warranted,
(2) approximately 60% equity securities to 40% U.S. Treasury Securities when a neutral strategy is deemed warranted, and (3) approximately 40% equity securities to 60% U.S. Treasury Securities when a defensive strategy is deemed warranted. As discussed below, the Fund may, especially during its early stages, use securities index futures contracts as a means of obtaining exposure to the U.S. equity markets. The allocation of the Fund's assets will be reviewed periodically in light of ISI's forecasts and may be reallocated when ISI determines it appropriate. The Fund's assets will be rebalanced on a quarterly basis if at that time the market value of the equity portion of the portfolio is below 40% or above 80% of the Fund's total assets. There can be no assurance that the Advisor's forecasts will accurately predict economic trends or that portfolio strategies based on these forecasts will be effective.

U. S. EQUITY SECURITIES

Wilshire and its affiliates have, since 1983, focused on building and maintaining portfolios based on the Wilshire 5000 Index and other custom-structured U.S. equity applications, and currently have $-- billion under management in these portfolios. In managing the U.S. equity securities in the Fund's portfolio Wilshire will attempt to capture the return of the broad U.S. equity market. Ultimately, Wilshire expects that the performance and volatility of the Fund's equity portfolio will approximately resemble that of the Wilshire 5000 Index ("Wilshire 5000" or "Index"). The Wilshire 5000 consists of all U.S. common stocks that trade on a regular basis on the New York and American Stock Exchanges and in the NASDQ over-the-counter market. Approximately 7,300 stocks, including large-, medium-, and small-capitalization stocks are included in the Index. In constructing the Fund's portfolio, Wilshire will, as the Fund grows, conduct a stratified sampling of the Wilshire 5000 resulting optimally in the purchase of 1,500 to 2,000 common stocks of issuers included in the Index based on sector allocation and other investment techniques in an attempt to achieve performance and volatility comparable to the Index.

Initially, Wilshire may use securities index futures contracts and SPDRs to gain market exposure without purchasing individual stocks. For example, the Fund may invest in security index futures contracts on the Standard & Poor's 500 Index ("S&P 500") and the Russell 2000 Index as well as S&P 500 SPDRs and S&P MidCap 400 Index SPDRs for market exposure.

For more information on securities index futures contracts, see "Futures Contracts" under "Other Investment Policies and Risk Considerations" below.

A SPDR is a share of common stock in a unit investment trust ("UIT") that is currently traded on the American Stock Exchange. SPDRs represent a proportionate undivided interest in a basket of securities owned by the UIT which consists of substantially all of the common stocks, in substantially the same weighting, as the component stocks of a specified S&P index. The performance of a SPDR is intended to track the performance of the component stocks of the relevant S&P index. The composition and weighting of the securities owned by the UIT will be adjusted from time to time to conform to periodic changes in the volatility and relative weightings of such S&P index. See "Risk Considerations" below for more information about SPDRs.

U.S. TREASURY SECURITIES

ISI will manage the U.S. Treasury Securities in the Fund's portfolio with a view toward, first, a high level of total return with relative stability of principal and, second, high current income. Therefore, in addition to yield, the potential for capital gains and appreciation resulting from possible changes in interest rates will be a consideration in selecting investments. ISI will be free to take advantage of the entire range of maturities offered by U.S. Treasury Securities and may adjust the average maturity of such securities held in the Fund's portfolio from time to time, depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. Thus, at certain times the average maturity of the U.S. Treasury Securities held by the Fund may be relatively short (from under one year to five years, for example) and at other times may be relatively long (over 10 years, for example). In determining which direction interest rates are likely to move, the Advisor relies on the economic analysis made by Mr. Hyman. There can be no assurance that such economic analysis will accurately predict interest rate trends or that portfolio strategies based on Mr. Hyman's economic analysis will be effective.

RISK CONSIDERATIONS

The investment policies of the Fund entail certain risks and considerations of which an investor should be aware.

U.S. Equity Securities. The Fund will invest in U.S. equity securities which are subject to market risks that may cause their prices to fluctuate over time and the price fluctuations may differ from changes in the value of the Wilshire 5000. Fluctuations in the value of the U.S. equity securities held by the Fund will cause the value of the Shares to fluctuate. An investment in SPDRs is subject to the same risk of fluctuation in value as the basket of common stocks underlying the SPDR. In particular, the price at which the underlying SPDR securities may be sold and the value of the SPDR may be adversely affected if the secondary trading markets for the SPDRs are limited or absent. Additionally, the basket of common stocks underlying the SPDR may not exactly replicate the performance of the specified index because of transaction costs and other expenses. The basket of common stocks underlying the SPDR may also be unable to fully replicate the performance of the specified S&P index due to the temporary unavailability of certain underlying securities or due to other extraordinary circumstances.

U.S. Treasury Securities. U.S. Treasury Securities are considered among the safest of fixed-income investments. Because of this added safety, the yields available from U.S. Treasury Securities are generally lower than the yields available from corporate debt securities. As with other debt securities, the value of U.S. Treasury Securities changes as interest rates fluctuate. This is especially true for securities with longer maturities and for STRIPS (securities that do not pay interest currently but which are purchased at a discount and are payable in full at maturity). Changes in the value of portfolio securities will not affect interest income from those securities but will be reflected in the Fund's net asset value. Thus, a decrease in interest rates will generally result in an increase in the value of the Shares. Conversely, during periods of rising interest rates, the value of the Shares will generally decline. The magnitude of these fluctuations will generally be greater at times when the average maturity of the U.S. Treasury Securities held by the Fund is longer.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

Futures Contracts. The Fund may engage in securities index futures contracts in order to obtain exposure to certain market segments, facilitate allocation of investments among asset classes and for the purposes of hedging the portfolio's investments. A securities index futures contract obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the trade is made. No physical delivery of the underlying stocks in the index is made. Futures contracts will be entered on domestic exchanges and boards of trade, subject to applicable Commodities and Futures Trading Commission ("CFTC") Rules. These transactions may be entered into for bona fide hedging and other permissible risk management purposes.

In connection with transactions in futures contracts, the Fund will be required to deposit as "initial margin" a specified amount of cash or short-term U.S. Government securities. The initial margin required for a securities index futures contract is set by the exchange on which the contract is traded with review and oversight by the CFTC. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract. The Fund will not enter into futures contracts, if immediately thereafter, the sum of the amounts of initial margin deposits on the Fund's open futures contracts entered into for other than "bona fide hedging" would exceed 5% of the value of the Fund's total assets.

Participation in the futures markets involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. Gains and losses on futures contracts, such as securities index futures contracts, depend on the Advisor's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of futures contracts are (i) imperfect correlation between the price of futures contracts and movements in the prices of the securities underlying the index or of the securities being hedged in the case of bona fide hedging strategies; (ii) the fact that skills needed to use these investment strategies are different from those needed to select portfolio securities; (iii) the possible absence of a liquid secondary market for any particular instrument at any particular time; and (iv) the possible need to defer closing out certain positions to avoid adverse tax consequences. The risk that the Fund will be unable to close out a futures position will be minimized by only entering into futures contracts for which there appears to be a liquid exchange or secondary market. In addition, the possible risk of loss of trading futures contracts in certain strategies can be substantial, due to both the low margin deposits required and the high degree of leverage involved in futures pricing.

Other Investments. For temporary, defensive purposes, the Fund may invest up to 100% of its assets in high quality, short-term money market instruments, and in notes or bonds issued by the U.S. Treasury Department or by other agencies of the U.S. Government.

Repurchase Agreements. The Fund may agree to purchase U.S. Treasury securities from creditworthy financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Default by, or bankruptcy proceedings with respect to, the seller may, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

Purchase of When Issued Securities. From time to time, in the ordinary course of business, the Fund may make purchases of U.S. Treasury securities, at the current market value of the securities, on a when-issued basis. A segregated account of the Fund, consisting of cash or liquid securities equal at all times to the amount of the when-issued commitments will be established and maintained by the Fund at the Fund's custodian. While the Fund will purchase securities on a when-issued basis only with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if it is deemed advisable to limit the effects of adverse market action. The value of U.S. Treasury securities so purchased or sold is subject to market fluctuation and no interest accrues to the purchaser during this period. The Fund will ordinarily invest no more than [40]% of its net assets at any time in securities purchased on a when-issued basis.

[Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that such loans are at all times secured by cash or money market instruments, which are maintained in a segregated account pursuant to applicable regulations and that are at least equal to market value, determined daily, of the loaned securities. As with any extensions of credit, there are risk of delay in recovery, and in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. In determining whether to lend securities to a particular borrower, the Advisors (subject to review by the Fund's Board of Directors) will consider all relevant facts and circumstances including the creditworthiness of the borrower. The Fund will not lend portfolio securities in excess of [20]% of the value of its total assets. The Board of Directors will monitor the Fund's lending of portfolio securities.]

3. INVESTMENT RESTRICTIONS

The Fund's investment program is subject to a number of restrictions which reflect both self-imposed standards and federal regulatory limitations. The Fund's investment objective and investment restrictions numbered 1 and 2 are matters of fundamental policy and may not be changed without shareholder approval. Investment restriction number 3 may be changed by a majority vote of the Board of Directors. The Fund will not:

1) Concentrate 25% or more of its total assets in securities of issuers in any one industry (for these purposes the U.S. Government, its agencies and instrumentalities are not considered an industry);

2) With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except the U.S. Government, its agencies and instrumentalities; and

3) Invest more than 15% of the value of its net assets in illiquid securities.

The Fund is subject to further investment restrictions that are set forth in the Statement of Additional Information.

4. HOW TO INVEST IN THE FUND

Shares may be purchased from the Distributor, through any securities dealer which has entered into a dealer agreement with the Distributor ("Participating Dealers") or through any financial institution which has entered into a shareholder servicing agreement with the Fund ("Shareholder Servicing Agents"). Shares may also be purchased by completing the Application Form attached to this Prospectus and returning it, together with payment of the purchase price, to the address shown on the Application Form. As used herein, the "Fund" refers to The Strategy Fund, Inc., whereas references to the "Shares" shall mean shares of the Fund's ISI Strategy Fund Shares class, which is a class of shares of the Fund.

The minimum initial investment is $5,000, except that the minimum initial investment for qualified retirement plans and IRA's is $1,000 and the minimum initial investment for participants in the Fund's Automatic Investing Plan is $250. Each subsequent investment must be at least $250, except that the minimum subsequent investment for participants in the Fund's Automatic Investing Plan is $100 for monthly investments and $250 for quarterly investments. (See "Purchases Through Automatic Investing Plan" below.) The Fund reserves the right to suspend the sale of Shares at any time at the discretion of the Distributor. Orders for purchases of Shares are accepted on any day on which the New York Stock Exchange is open for business (a "Business Day"). Purchase orders for Shares will be executed at a per Share purchase price equal to the net asset value next determined after receipt of the purchase order plus any applicable front-end sales charge (the "Offering Price") on the date such net asset value is determined (the "Purchase Date"). Purchases made by mail must be accompanied by payment of the Offering Price. Purchases made through the Distributor or a Participating Dealer or Shareholder Servicing Agent must be in accordance with such entity's payment procedures. The Distributor may, in its sole discretion, refuse to accept any purchase order.


The net asset value per Share is determined daily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. (Eastern Time), on each Business Day. Net asset value per share of a class is calculated by valuing its share of the Fund's assets, deducting all liabilities attributable to that class, and dividing the resulting amount by the number of then outstanding shares of the class. For this purpose, portfolio securities will be given their market value where feasible. If a portfolio security is traded on a national exchange, on the valuation date, the last quoted sale price (or in the absence of recorded sales, the average of readily available closing bid and asked prices) will generally be used. Securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established from time to time and monitored by the Fund's Board of Directors. Debt obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Directors.

OFFERING PRICE

Shares may be purchased at the Offering Price, which includes a sales charge which is calculated as a percentage of the Offering Price and decreases as the amount of purchase increases as shown below.

                                         Sales         Sales
                                       Charge as     Charge as        Dealer
                                       Percentage    Percentage    Compensation
                                           of          of Net      as Percentage
                                        Offering       Amount      of Offering
        Amount of Purchase               Price        Invested        Price*
        ------------------               -----        --------        ------
Less than    - $   50,000                 4.45%         4.66%          4.00%
$   50,000   - $   99,999                 3.50%         3.63%          3.00%
$  100,000   - $  249,999                 2.50%         2.56%          2.00%
$  250,000   - $  499,999                 2.00%         2.04%          1.50%
$  500,000   - $  999,999                 1.50%         1.52%          1.25%
$1,000,000   - $1,999,999                 0.75%         0.76%          0.75%
$2,000,000   - $2,999,999                 0.50%         0.50%          0.50%
$3,000,000 and over ......                None          None           None

-----------
* The Distributor may from time to time reallow to Participating Dealers up to 100% of the sales charge included in the Offering Price of Shares. Dealers that receive a reallowance of 100% of the sales charge may be considered underwriters for purposes of the federal securities laws.

A shareholder who purchases additional Shares may obtain reduced sales charges as set forth in the table above through a right of accumulation. In addition, an investor may obtain reduced sales charges as set forth above through a right of accumulation of purchases of Shares and purchases of shares of other mutual funds in the ISI family of funds. The applicable sales charge will be determined based on the total of (a) the investor's current purchase plus (b) an amount equal to the then current net asset value or cost, whichever is higher, of all Shares and of all shares of such other mutual funds in the ISI family of funds held by the shareholder. To obtain the reduced sales charge through a right of accumulation, the shareholder must provide the Distributor, either directly or through a Participating Dealer or Shareholder Servicing Agent, as applicable, with sufficient information to verify that the shareholder has such a right. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases. The term "purchase" refers to an individual purchase by a single purchaser, or to concurrent purchases, which will be aggregated, by a purchaser, the purchaser's spouse and their children under the age of 21 years purchasing Shares for their own account.

An investor may also obtain the reduced sales charges shown above by executing a written Letter of Intent which states the investor's intention to invest at least $50,000 within a 13-month period in Shares. Each purchase of Shares under a Letter of Intent will be made at the Offering Price applicable at the time of such purchase to the full amount indicated on the Letter of Intent. A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of the full amount. Shares purchased with the first 5% of the full amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Shares actually purchased if the full amount indicated is not invested. Such escrowed Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the escrowed Shares will be released. An investor who wishes to enter into a Letter of Intent in conjunction with an investment in Shares may do so by completing the appropriate section of the Application Form attached to this Prospectus.

The Fund may sell Shares at net asset value (without sales charge) to the following: (i) banks, bank trust departments, registered investment advisory companies, financial planners and broker-dealers purchasing Shares on behalf of their fiduciary and advisory clients, provided such clients have paid an account management fee for these services; (ii) investors who have redeemed Shares, or shares of any other mutual fund in the ISI family of funds that have similar sales charges, in an amount that is not more than the total redemption proceeds, provided that the purchase is within six months after the redemption and the amount of the purchase is at least $5,000; and (iii) current or retired Directors of the Fund, directors and employees (and their immediate families) of the Advisor, the Fund's administrator, and their respective affiliates, and employees of Participating Dealers. In addition, investors who have redeemed shares of funds in the ISI family of funds that have lower sales charges may purchase Shares at net asset value in an amount that is not more than the total redemption proceeds, provided that they held the shares of such funds for more than 24 months prior to the redemption, the purchase is within six months after the redemption and the amount of the purchase is at least $5,000.

PURCHASES BY EXCHANGE

As permitted pursuant to any rule, regulation or order promulgated by the SEC, shareholders of other mutual funds in the ISI family of funds that have similar sales charges may exchange their shares of those funds for an equal dollar amount of Shares. Shares issued pursuant to this offer will not be subject to the sales charges described above or any other charge. In addition, shareholders of funds in the ISI family of funds that have lower sales charges may exchange into other funds in the family upon payment of the difference in sales charges, except that the exchange will be made at net asset value if the shares have been held for at least 24 months. Investors who purchased Shares at no load through a Special Offer may exchange into other funds in the ISI family of funds upon payment of the applicable sales charge, except that the exchange will be made at net asset value if such Shares have been held for at least 36 months. The net asset value of shares purchased and redeemed in an exchange request received on a Business Day will be determined on the same day, provided that the exchange request is received prior to 4:00 p.m. (Eastern Time), or the close of the New York Stock Exchange, whichever is earlier. Exchange requests received after 4:00 p.m. (Eastern Time) will be effected on the next Business Day.

[Until February 28, 1998, shareholders of any other mutual fund who have paid a sales charge on their shares of such fund, and shareholders of any closed-end fund, may exchange shares of such funds for an equal dollar amount of Shares by submitting to the Distributor or a Participating Dealer, the proceeds of the redemption or sale of shares of such funds, together with evidence of the payment of a sales charge (for mutual funds only) and the source of such proceeds. Shares issued pursuant to this offer will not be subject to the sales charges described above or any other charge.]


The Fund may modify or terminate these offers of exchange at any time and will provide shareholders with 60 days' written notice prior to any such modification or termination. The exchange privilege with respect to other ISI funds may also be exercised by telephone. (See "Telephone Transactions" below.) Investors should receive and read the applicable prospectus prior to tendering shares for exchange.

PURCHASES THROUGH AUTOMATIC INVESTING PLAN

Shareholders may purchase Shares regularly by means of an Automatic Investing Plan with a pre-authorized check drawn on their checking accounts. Under this plan, the shareholder may elect to have a specified amount invested monthly or quarterly in Shares. The minimum initial investment is $250. Each subsequent investment must be at least $100 for monthly investments and $250 for quarterly investments. The amount specified by the shareholder will be withdrawn from the shareholder's checking account using the pre-authorized check. This amount will be invested in Shares at the applicable Offering Price determined on the date the amount is available for investment. Participation in the Automatic Investing Plan may be discontinued by either the Fund or the shareholder upon 30 days' prior written notice to the other party. A shareholder who wishes to enroll in the Automatic Investing Plan or who wishes to obtain additional purchase information may do so by completing the appropriate section of the Application Form attached to this Prospectus.

PURCHASES THROUGH DIVIDEND REINVESTMENT

Shareholders may elect to have their distributions (capital gains and/or dividend income) paid by check or reinvested in additional Shares. Unless the shareholder elects otherwise, all income dividends and capital gains distributions will be reinvested in additional Shares at net asset value, without a sales charge. Shareholders may elect to terminate automatic reinvestment by giving written notice to the Fund's transfer agent (the "Transfer Agent") (see "Custodian, Transfer Agent and Accounting Services") either directly or through their Participating Dealer or Shareholder Servicing Agent, at least five days before the next date on which dividends or distributions will be paid. Alternately, shareholders may have their distributions invested in shares of other funds in the ISI family of funds. Shareholders who are interested in this option should call the Transfer Agent for additional information.

5. HOW TO REDEEM SHARES

Shareholders may redeem all or part of their investment on any Business Day by transmitting a redemption order through the Distributor, a Participating Dealer, a Shareholder Servicing Agent or by regular or express mail to the Transfer Agent. Shareholders may also redeem Shares by telephone (in amounts up to $50,000). (See "Telephone Transactions" below.) A redemption order is effected at the net asset value per Share next determined after receipt of the order (or, if stock certificates have been issued for the Shares to be redeemed, after the tender of the stock certificates for redemption). Redemption orders received after 4:00 p.m. (Eastern Time) or the close of the New York Stock Exchange, whichever is earlier, will be effected at the net asset value next determined on the following Business Day. Payment for redeemed Shares will be made by check and will ordinarily be mailed within seven days after receipt of a duly authorized telephone redemption request or of a redemption order fully completed and, as applicable, accompanied by the documents described below:

1) A letter of instructions, specifying the shareholder's account number with the Distributor or a Participating Dealer, if applicable, and the number of Shares or dollar amount to be redeemed, signed by all owners of the Shares in the exact names in which their account is maintained;

2) For redemptions in excess of $50,000, a guarantee of the signature of each registered owner by a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association;

3) If Shares are held in certificate form, stock certificates either properly endorsed or accompanied by a duly executed stock power for Shares to be redeemed; and

4) Any additional documents required for redemption by corporations, partnerships, trusts or fiduciaries.

Dividends payable up to the date of redemption of Shares will be paid on the next dividend payable date. If all of the Shares in a shareholder's account have been redeemed on a dividend payable date, the dividend will be remitted by check to the shareholder.

The Fund has the power under its Articles of Incorporation to redeem shareholder accounts amounting to less than $500 (as a result of redemptions) upon 60 days' notice.

SYSTEMATIC WITHDRAWAL PLAN

Shareholders who hold Shares having a value of $10,000 or more may arrange to have a portion of their Shares redeemed monthly or quarterly under the Fund's Systematic Withdrawal Plan. Such payments are drawn from income dividends, and, to the extent necessary, from Share redemptions (which would be a return of principal and, if reflecting a gain, would be taxable). If redemptions continue, a shareholder's account may eventually be exhausted. Because Share purchases include a sales charge that will not be recovered at the time of redemption, a shareholder should not have a withdrawal plan in effect at the same time he is making recurring purchases of Shares. A shareholder who wishes to participate in the Systematic Withdrawal Plan may do so by completing the appropriate section of the Application Form attached to this Prospectus.

6. TELEPHONE TRANSACTIONS

Shareholders may exercise the exchange privilege with respect to other ISI funds, or redeem Shares, in amounts up to $50,000, by notifying the Transfer Agent by telephone on any Business Day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time) or by regular or express mail at its address listed under "Custodian, Transfer Agent and Accounting Services." Telephone transaction privileges are automatic. Shareholders may specifically request that no telephone redemptions or exchanges be accepted for their accounts. This election may be made on the Application Form or at any time thereafter by completing and returning appropriate documentation supplied by the Transfer Agent.

A telephone exchange or redemption placed by 4:00 p.m. (Eastern Time) or the close of the New York Stock Exchange, whichever is earlier, is effective that day. Telephone orders placed after 4:00 p.m. (Eastern Time) will be effected at the net asset value as determined on the next Business Day.

The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. If these procedures are employed, neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine. During periods of extreme economic or market changes, shareholders may experience difficulty in effecting telephone transactions. In such event, requests should be made by regular or express mail. Shares held in certificate form may not be exchanged or redeemed by telephone. (See "How to Invest in the Fund -- Purchases by Exchange" and "How to Redeem Shares.")

7. DIVIDENDS AND TAXES

Dividends and Distributions

The Fund's policy is to distribute to shareholders substantially all of its taxable net investment income (including net short-term capital gains) in the form of quarterly dividends. The Fund may distribute to shareholders any taxable net capital gains on an annual basis or, alternatively, may elect to retain net capital gains and pay tax thereon.

TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or the shareholders, and the discussion here is not intended as a substitute for careful tax planning.The Statement of Additional Information sets forth further information concerning taxes.

The Fund expects to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will generally pay federal income or capital gains taxes on the amounts so distributed. Reinvested dividends will be taxed as if they had been distributed on the reinvestment date.

Distributions from the Fund out of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxed to shareholders as long-term capital gains regardless of the length of time the shareholder has held the Shares. All other income distributions will be taxed to shareholders as ordinary income. Corporate shareholders may be eligible for the corporate dividends received deduction on a portion of dividends received from the Fund. Shareholders will be advised annually as to the tax status of all distributions.

Ordinarily, shareholders will include all dividends declared by the Fund as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholders and paid by the Fund in the year in which the dividends were declared.

The sale, exchange or redemption of Shares is a taxable event for the shareholder.

The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

Shareholders are urged to consult with their tax advisors concerning the application of state and local taxes to investments in the Fund, which may differ from the federal income tax consequences described above. For example, under certain specified circumstances, state income tax laws may exempt from taxation distributions of a regulated investment company to the extent that such distributions are derived from interest on federal obligations. Shareholders are urged to consult with their tax advisors regarding whether, and under what conditions such exemption is available.

8. MANAGEMENT OF THE FUND

The overall business affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, sub-advisor, distributor, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's executive officers, to the Distributor, to the Advisors and to the Fund's administrator. A majority of the Directors of the Fund have no affiliation with the Distributor, the Advisors or the Fund's administrator.
The Fund's Directors and officers are as follows:

 Edward S. Hyman                        Chairman
 Truman T. Semans                       Vice Chairman
 James J. Cunnane                       Director
 John F. Kroeger                        Director
 Louis E. Levy                          Director
 Eugene J. McDonald                     Director
 Michael J. Napoli, Jr.                 Director
 Rebecca W. Rimel                       Director
 Carl W. Vogt, Esq.                     Director
 R. Alan Medaugh                        Director and President
 David R. Borger                        Vice President
 Carie L. Butler                        Vice President
 Nancy Lazar                            Vice President
 Scott J. Liotta                        Vice President and Secretary
 Thomas D. Stevens                      Vice President
 Edward J. Veilleux                     Vice President
 Margaret M. Beeler                     Assistant Vice President
 Keith C. Reilly                        Assistant Vice President
 Joseph A. Finelli                      Treasurer
 Laurie D. Collidge                     Assistant Secretary

9. INVESTMENT ADVISOR AND SUB-ADVISOR

International Strategy & Investment Inc. is the Fund's investment advisor and Wilshire Associates Incorporated is the Fund's sub-advisor. ISI employs Messrs. Edward S. Hyman and R. Alan Medaugh. Due to their stock ownership, Messrs. Hyman and Medaugh may be deemed to be controlling persons of ISI. As of July 31, 1997, the Advisor had approximately $ __ million under management. The Advisor also acts as investment advisor to Total Return U. S. Treasury Fund, Inc., Managed Municipal Fund, Inc. and North American Government Bond Fund, Inc., open-end investment companies with approximately $_____ million in net assets as of July 31, 1997. Wilshire is a registered investment advisor with approximately $______ of net assets under management as of July 31, 1997. Wilshire currently provides advisory or sub-advisory services to ______ [open-end investment companies] with approximately $_____ of combined net assets as of July 31, 1997. Wilshire is a [describe ownership of Wilshire] and is controlled by its [President and Chairman], Mr. Dennis Tito who, as of July 31, 1997 owned __% of Wilshire's outstanding voting securities.

Pursuant to the terms of the Investment Advisory Agreement, ISI supervises and manages all of the Fund's operations. Under the Investment Advisory and Sub-Advisory

Agreements, ISI delegates to Wilshire certain of its duties, provided that ISI continues to supervise the performance of Wilshire and report thereon to the Board of Directors (see "Investment Program").

As compensation for providing investment advisory services, ISI is entitled to receive an annual fee, calculated daily and payable monthly, equal to .40% of the Fund's average daily net assets. As compensation for providing sub-advisory services, Wilshire is entitled to receive an annual fee from ISI, payable from its advisory fee, calculated daily and payable monthly, equal to .16% of the Fund's average daily net assets. ISI and Wilshire have voluntarily agreed to waive their annual fees proportionately, to the extent necessary, and ISI has voluntarily agreed to reimburse expenses to the extent necessary, so that total operating expenses do not exceed 1.00% of the Fund's average daily net assets.

The address of the Advisor is 717 Fifth Avenue, New York, New York 10022, telephone (800) 955-7175. The address of Wilshire is 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401.

PORTFOLIO MANAGERS

The Fund's portfolio managers are Edward S. Hyman and R. Alan Medaugh of ISI, and Thomas D. Stevens, David R. Borger, and Michael J. Napoli, Jr. of Wilshire.

Mr. Hyman, Chairman of the Fund and ISI, is responsible for developing the forecasts and economic analysis on which the allocation strategy and the selection of investments in the Fund's portfolio of U.S. Treasury Securities are based (see "Investment Program"). Before joining ISI, Mr. Hyman was a vice chairman and member of the Board of C.J. Lawrence Inc. and prior thereto, an economic consultant at Data Resources. He writes a variety of international and domestic economic research reports which follow trends that may determine the direction of interest rates. These international and domestic reports are sent to ISI's private institutional clients in the United States and overseas. The periodical Institutional Investor, which rates analysts and economists on an annual basis, has rated Mr. Hyman as its "first team" economist, which is its highest rating, in each of the last [seventeen] years.

Mr. Medaugh, President and Director of the Fund and President of ISI, is responsible for executing the allocation strategy as well as the day-to-day management of the Fund's portfolio of U.S. Treasury Securities. Prior to joining ISI, Mr. Medaugh was Managing Director of C.J. Lawrence Fixed Income Management and prior thereto Senior Vice President and bond portfolio manager at Fiduciary Trust International. While at Fiduciary Trust International, Mr. Medaugh led their Fixed-Income Department which managed $5 billion of international fixed income portfolios for institutional clients. Mr. Medaugh also had prior experience as a bond portfolio manager at both Putnam Management Company and Fidelity Management and Research.

Mr. Stevens, Mr. Borger and Mr. Napoli have shared responsibility for managing the Fund's portfolio of U.S. equity securities since the Fund's inception. Mr. Stevens is a Senior Vice President and Principal of Wilshire, Chief Investment Officer of Wilshire Asset Management ("WAM"), a division of Wilshire and a Vice President of the Fund. He has been employed with Wilshire since 1980. Prior to joining Wilshire, Mr. Stevens was a portfolio manager and analyst at the National Bank of Detroit. Mr. Borger is a Vice President and Principal at Wilshire, Director of Research at WAM and a Vice President of the Fund. Mr. Borger has been employed with Wilshire since 1986. Before joining Wilshire, he was a Vice President and Chief of Quantitative Investment Methods at the National Bank of Detroit where he managed an equity index fund. Mr. Napoli is a Vice President and Principal of Wilshire, Director of Marketing for WAM, and a Director of the Fund. Mr. Napoli has been employed with Wilshire from 1991 to the present. Prior to joining Wilshire, he was employed with Drexel Burnham Lambert, Bankers Trust Co. and Ameri-trust Company.

10.  ADMINISTRATOR

Investment Company Capital Corp. ("ICC"), One South Street, Baltimore, Maryland 21202, provides administration services to the Fund. ICC is an indirect subsidiary of Alex. Brown Incorporated [language re Bankers Trust to come].

ICC supervises the day-to-day operations of the Fund, including the preparation of registration statements, proxy materials, shareholder reports, compliance with all requirements of securities laws in the states in which the Shares are distributed and oversight of the relationship between the Fund and its other service providers. As compensation for these services ICC is entitled to receive an annual fee, calculated daily and payable monthly equal to .12% of the

Fund's average daily net assets. ICC has voluntarily agreed to waive its fee until the earlier of such time as the Fund has $50 million in net assets or has been in operation for one year.

ICC is also the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. (See "Custodian, Transfer Agent and Accounting Services.")

11. DISTRIBUTOR

International Strategy & Investment Group Inc. ("ISI Group" or the "Distributor"), 717 Fifth Avenue, New York, New York 10022, acts as distributor of the Shares pursuant to a Distribution Agreement and related Plan of Distribution (the "Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. ISI Group is a broker-dealer that was formed in 1991 and is an affiliate of the Advisor. ISI Group employs Mr. Edward S. Hyman and Ms. Nancy Lazar. Due to their stock ownership, Mr. Hyman and Ms. Lazar may be deemed to be controlling persons of ISI Group. As compensation for its services, the Distributor receives a fee equal to .25% of the Shares' average daily net assets. The Distributor expects to allocate on a proportional basis up to all of its fee to Participating Dealers as compensation for their ongoing shareholder services, including processing purchase and redemption requests and responding to shareholder inquiries.

In addition, the Fund may enter into Shareholder Servicing Agreements with certain financial institutions, such as banks, to act as Shareholder Servicing Agents, pursuant to which the Distributor may allocate a portion of its distribution fee as compensation for such financial institutions' ongoing shareholder services. Such financial institutions may impose separate fees in connection with these services and investors should review this Prospectus in conjunction with any such institution's fee schedule. Amounts allocated to Participating Dealers and Shareholder Servicing Agents may not exceed amounts payable to the Distributor under the Plan. Payments under the Plan are made as described above regardless of the Distributor's actual cost of providing distribution services and may be used to pay the Distributor's overhead expenses. If the cost of providing distribution services to the Fund in connection with the sale of the Shares is less than .25% of the average daily net assets invested in Shares for any period, the Distributor may retain the unexpended portion of the distribution fee. The Distributor or its associated persons will from time to time and from its own resources pay or allow additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel) to Participating Dealers.

12. CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES

Investment Company Capital Corp., One South Street, Baltimore, Maryland 21202 (telephone: (800) 882-8585), is the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund.

[----------------------  , acts as custodian of the Fund's assets.]

13. PERFORMANCE INFORMATION

From time to time, the Fund may advertise its performance, including comparisons with other mutual funds with similar investment objectives and to stock or other relevant indices.

All such advertisements will show the average annual total return, net of the Fund's maximum sales charge, over one-, five- and ten-year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such return quotations will be computed by finding average annual compounded rates of return over such periods that would equate an assumed initial investment of $1,000 to the ending redeemable value, net of the maximum sales charge and other fees, according to the required standardized calculation. During its first year of operation, the Fund may, in lieu of annualizing its total return, use an aggregate total return calculated in the same manner. The standardized calculation is required by the SEC to provide consistency and comparability in investment company advertising and is not equivalent to a yield calculation. If the Fund compares its performance to other funds or to relevant indices, the Fund's performance will be stated in the same terms in which such comparative data and indices are stated, which is normally total return rather than yield. For these purposes, the performance of the Fund, as well as the performance of such investment companies or indices, may not reflect sales charges, which, if reflected, would reduce performance results.

The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Morningstar Inc., independent services which monitor the performance of mutual funds. The performance of the Fund may also be compared to the Wilshire 5000 Index, the CDA/Wiesenberger Domestic Asset Allocation Average Mutual Fund, [the Consumer

Price Index, the Standard & Poor's 500 Stock Index and other market indices such as NASDAQ.] The Fund may also use total return performance data as reported in the following national financial and industry publications that monitor the performance of mutual funds: Money Magazine, Forbes, Business Week, Barron's, Investor's Daily, IBC/Donoghue's Money Fund Report and The Wall Street Journal.

Performance will fluctuate and any statement of performance should not be considered as respresentative of the future performance of the Fund. Performance is generally a function of the type and quality of instruments held by the Fund, operating expenses and market conditions. Any fees charged by banks with respect to customer accounts through which Shares may be purchased, although not included in calculations of performance, will reduce performance results.

The Fund's annual portfolio turnover rate (the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the portfolio during the year, excluding securities with maturities of one year or less) may vary from year to year, as well as within a year, depending on market conditions. In accordance with its investment objectives, the Fund may shift its investments between U.S. Treasury Securities and U.S. equity securities from time to time which may result in relatively high portfolio turnover. A high level of portfolio turnover may generate relatively high transaction costs and may increase the amount of taxes payable by the Fund's shareholders. The Fund estimates its portfolio turnover rate will not exceed 100% in the fiscal year ending, May 31, 1998. (See "Dividends and Taxes.")

14. GENERAL INFORMATION

CAPITAL SHARES

The Fund is an open-end diversified management investment company organized under the laws of the State of Maryland on June 12, 1997, and is authorized to issue 25 million shares of capital stock with a par value of $.001 per share. Shares of the Fund have equal rights with respect to voting. Voting rights are not cumulative, so the holders of more than 50% of the outstanding shares of capital stock voting together for election of Directors may elect all the members of the Board of Directors of the Fund. In the event of liquidation or dissolution of the Fund, each share is entitled to its portion of the Fund's assets after all debts and expenses have been paid. The fiscal year end of the Fund is May 31.

The Board of Directors of the Fund is authorized to establish additional "series" of shares of capital stock, each of which would evidence interests in a separate portfolio of securities, and separate classes of each series of the Fund. The shares offered by this Prospectus have been designated "ISI Strategy Fund Shares." The Board has no present intention of establishing any additional series of the Fund but the Fund does have one other class of shares in addition to the shares offered hereby, "Wilshire Institutional Strategy Fund Shares." Information about that class may be obtained by calling the Distributor at
(800) ___ ____. Different classes of the Fund may be offered to certain investors and holders of such shares may be entitled to certain exchange privileges not offered to Shares. All classes of the Fund share a common investment objective, portfolio and advisory fee, but the classes may have different distribution expenses and sales charges and, accordingly, performance may differ.

ANNUAL MEETINGS

The Fund does not expect to hold annual meetings of shareholders but special meetings of shareholders will be held under certain circumstances. Shareholders of the Fund reserve the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting.

REPORTS

The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors, _____________________.

FUND COUNSEL

Morgan Lewis & Bockius LLP serves as counsel to the Fund.

SHAREHOLDER INQUIRIES

Shareholders with inquiries concerning their Shares should contact the Transfer Agent at (800) 882-8585, the Fund at (800) 955-7175, the Advisors, a
Participating Dealer or Shareholder Servicing Agent, as appropriate.

                           ISI STRATEGY FUND SHARES
                            NEW ACCOUNT APPLICATION
--------------------------------------------------------------------------------


Make check payable to "ISI Strategy Fund Shares" and mail with this Application to:

        ISI Mutual Funds
        P.O. Box 419426
        Kansas City, MO 64141-6426

For assistance in completing this form, please call the Transfer Agent at (800) 882-8585.
To open an IRA account, call ISI at (800) 955-7175 to request an application.

The minimum initial purchase is $5,000, except that the minimum initial purchase for qualified retirement plans or IRA's is $1,000 and the minimum initial purchase for participants in the Fund's Automatic Investing Plan is $250. Each subsequent purchase requires a $250 minimum, except that the minimum subsequent purchase under the Fund's Automatic Investing Plan is $100 for monthly purchases and $250 for quarterly purchases. The Fund reserves the right not to accept checks for more than $50,000 that are not certified or bank checks.


Your Account Registration (Please Print)

Individual or Joint Tenant

--------------------------------------
First Name     Initial    Last Name

--------------------------------------
Social Security Number

--------------------------------------
Joint Tenant     Initial    Last Name

--------------------------------------
Social Security Number


Corporations, Trusts, Partnerships, etc.

--------------------------------------
Name of Corporation, Trust or Partnership

--------------------------------------
Tax ID Number

--------------------------------------
Name of Trustees (If to be included in the Registration)
 Gifts to Minors
================================================================================

-------------------------------------
Existing Account No., if any
================================================================================

--------------------------------------
Custodian's Name (only one allowed by law)

--------------------------------------
Minor's Name (only one)

--------------------------------------
Social Security Number of Minor

under the ------------ Uniform Gifts to Minors Act
      State of Residence


 Mailing Address

--------------------------------------
Street

--------------------------------------
City                                                            State   Zip

(    )
--------------------------------------
Daytime Phone
Statement of Intention (Optional)

[ ] I agree to the Letter of Intent and Escrow Agreement set forth in the accompanying prospectus. I intend to invest over a 13-month period in shares of ISI Strategy Fund Shares in an aggregate amount at least equal to:

--- $50,000  --- $100,000  --- $250,000  --- $500,000  --- $1,000,000  ---
                           $2,000,000  --- $3,000,000

Right of Accumulation (Optional)

List the Account numbers of other ISI Funds that you or your immediate family already own that qualify for this purchase.

      Fund Name        Account No.        Owner's Name        Relationship
      ---------        -----------        ------------        ------------


---------------------------------------------------------------------------

---------------------------------------------------------------------------

---------------------------------------------------------------------------

---------------------------------------------------------------------------

DISTRIBUTION OPTIONS

Please check appropriate boxes. There is no sales charge for reinvested dividends. If none of the options are selected, all distributions will be reinvested.
      Income Dividends                              Capital Gains
      [ ] Reinvested in additional shares           [ ] Reinvested in
                                                        additional shares
      [ ] Paid in Cash                              [ ] Paid in Cash

Call (800) 882-8585 for information about reinvesting your dividends in other funds in the ISI Family of Funds.

Automatic Investing Plan (Optional)

|B) I authorize you as Agent for the Automatic Investing Plan to automatically
invest $------------   for me, on a monthly or quarterly basis, on or about the
20th of each month or if quarterly, the 20th of January, April, July and October, and to draw a bank draft in payment of the investment against my checking account. (Bank drafts may be drawn on commercial banks only.)

Minimum Initial Investment: $250
Subsequent Investments (check one):      [ ] Monthly  ($100 minimum)
                                                       [ ] Quarterly ($250
                                                    minimum)

                                                   Please attach a voided check.

-------------------------------------     -------------------------------------

Bank Name
                                          Depositor's Signature      Date

-------------------------------------     --------------------------------------

Existing ISI Strategy Fund Account No.,   Depositor's Signature      Date
if any                                    (if joint acct., both must sign)

Systematic Withdrawal Plan (Optional)

/ / Beginning the month of --------------------- , 19-- , please send me checks on a monthly or quarterly basis, as indicated below, in the amount of $--------------------- , from shares that I own, payable to the account registration address as shown above. (Participation requires minimum account value of $10,000.)

Frequency (check one):   [ ] Monthly   [ ] Quarterly (January, April, July and
                                       October)
Telephone Transactions

I understand that I will automatically have telephone redemption privileges (for amounts up to $50,000) and telephone exchange privileges (with respect to other ISI Funds) unless I mark one or both of the boxes below.

No, I/We do not want:   [ ] Telephone redemption privileges   [ ] Telephone
                                                             exchange privileges

Redemptions effected by telephone will be mailed to the address of record. If you would prefer redemptions mailed to a pre-designated bank account, please provide the following information:

   Bank: -------------------------       Bank Account
                                        No.: -------------------------

  Address: -----------------------      Bank Account
                                        Name: -------------------------
           -----------------------

SIGNATURE AND TAXPAYER CERTIFICATION

  The Fund may be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholders who fail to provide the information and/or certifications required below. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

  By signing this Application, I hereby certify under penalties of perjury that the information on this Application is complete and correct and that as required by federal law: (Please check applicable boxes)
  [ ] U.S. Citizen/Taxpayer:
   [ ] I certify that (1) the number shown above on this form is the correct
     Social Security Number or Tax ID Number and (2) I am not subject to any backup withholding either because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
   [ ] If no Tax ID Number or Social Security Number has been provided above,
     I have applied, or intend to apply, to the IRS or the Social Security Administration for a Tax ID Number or a Social Security Number, and I understand that if I do not provide either number to the Transfer Agent within 60 days of the date of this Application or if I fail to furnish my correct Social Security Number or Tax ID Number, I may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9. You may request such form by calling the Transfer Agent at 800-882-8585.)
  [ ] Non-U.S. Citizen/Taxpayer:
   Indicated country of residence for tax purposes: ---------------------
     Under penalties of perjury, I certify that I am not a U.S. citizen or resident and I am an exempt foreign person as defined by the Internal Revenue Service.

I have received a copy of the Fund's prospectus dated        , 1997. I
acknowledge that the telephone redemption and exchange privileges are automatic and will be effected as described in the Fund's current prospectus (see "Telephone Transactions"). I also acknowledge that I may bear the risk of loss in the event of fraudulent use of such privileges. If I do not want telephone redemption or exchange privileges, I have so indicated on this Application.

     The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

-------------------------------------     -------------------------------------
Signature  Date                            Signature (if a joint account, both
                                          must sign)                Date
--------------------------------------------------------------------------------

For Dealer Use Only

Dealer's Name:  ______________________________________  Dealer Code: ___________
Dealer's Address: ____________________________________  Branch Code: ___________
                  ____________________________________
Representative:   ____________________________________  Rep. No. _______________

[GRAPHIC OMITTED]

                                      ISI
                                 STRATEGY FUND
                                     SHARES

                      (A Class of ISI Strategy Fund, Inc.)

No person has been authorized to give any information or to make representations not contained in this Prospectus in connection with any offering made by this Prospectus and, if given or made, such information must not be relied upon as having been authorized by the Fund or the Distributor.


                               TABLE OF CONTENTS
                                                                   Page


 1. Fee Table   ....................................................2
 2. Investment Program   ...........................................2
 3. Investment Restrictions ........................................5
 4. How to Invest in the Fund  .....................................6
 5. How to Redeem Shares ...........................................8
 6. Telephone Transactions  ........................................9
 7. Dividends and Taxes  ...........................................9
 8. Management of the Fund  .......................................10
 9. Investment Advisor and
     Sub-Advisor   ................................................10
10. Administrator  ................................................11
11. Distributor ...................................................12
12. Custodian, Transfer Agent and
     Accounting Services ..........................................12
13. Performance Information .......................................12
14. General Information  ..........................................13

                                      ISI
                                 STRATEGY FUND
                                     SHARES

                      (A Class of ISI Strategy Fund, Inc.)

       An open-end mutual fund seeking to maximize total return through a combination of long-term growth of capital and current income by actively apportioning investments between securities issued by the United States Treasury ("U.S. Treasury Securities") and diversified investments in U.S. equity securities.



                                      , 1997

                             ISI STRATEGY FUND, INC.
                                 July ___, 1997

                              Cross Reference Sheet
                  (Wilshire Institutional Strategy Fund Shares)

Items Required by Form N-1A


Part A                Information Required in Prospectus                        Registration Statement Heading
------                ----------------------------------                        ------------------------------
Item 1.               Cover Page                                                Cover Page
Item 2.               Synopsis                                                  Fee Table
Item 3.               Condensed Financial Information                           Financial Highlights*
Item 4.               General Description of Registrant                         Investment Program
                                                                                Investment Restrictions;
                                                                                General Information
Item 5.               Management of the Fund                                    Management of the Fund;
                                                                                Investment Advisor and Sub-Advisor
                                                                                Distributor; Custodian, Transfer
                                                                                Agent and Accounting Services
Item 5A.              Management's Discussion of Fund                           **
                      Performance
Item 6.               Capital Stock and Other Securities                        Cover Page
                                                                                Dividends and Taxes;
                                                                                General Information
Item 7.               Purchase of Securities Being Offered                      How to Invest in
                                                                                the Fund
Item 8.               Redemption or Repurchase                                  How to Redeem Shares
Item 9.               Pending Legal Proceedings                                 *


Part B                Information Required in a Statement
------                of Additional Information
                      -----------------------------------

Item 10.              Cover Page                                                Cover Page
Item 11.              Table of Contents                                         Table of Contents
Item 12.              General Information and History                           General Information
                                                                                and History
Item 13.              Investment Objectives and Policies                        Investment Objective,
                                                                                Policies and Risk

*  Omitted since the answer is negative or the item is not applicable.

** Required information will be contained in the Registrant's first Annual
   Report to Shareholders containing results of operations, when available.


Part A                Information Required in Prospectus                        Registration Statement Heading
------                ----------------------------------                        ------------------------------
Item 14.              Management of the Fund                                    Management of
                                                                                the Fund
Item 15.              Control Persons and Principal Holders                     Control Persons and
                      of Securities                                             Principal Holders of
                                                                                Securities
Item 16.              Investment Advisory and Other                             Investment Advisory and
                      Services                                                  Other Services;
                                                                                Custodian, Transfer Agent
                                                                                and Accounting Services
Item 17.              Brokerage Allocation                                      Brokerage
Item 18.              Capital Stock and Other Securities                        Capital Stock;
                                                                                Semi-Annual Reports
Item 19.              Purchase, Redemption and Pricing of                       Valuation of Shares
                      Securities Being Offered                                  and Redemption
Item 20.              Tax Status                                                Federal Tax Treatment of
                                                                                Dividends and
                                                                                Distributions
Item 21.              Underwriters                                              Distribution of Fund
                                                                                Shares
Item 22.              Calculation of Performance Data                           Performance Information
Item 23.              Financial Statements                                      Financial Statements


WILSHIRE INSTITUTIONAL STRATEGY FUND SHARES
(A Class of ISI Strategy Fund, Inc.)
717 Fifth Avenue
New York, New York 10022
For information call (800) 955-7175


     ISI Strategy Fund, Inc. (the "Fund") is designed to maximize total return through a combination of long-term growth of capital and current income by actively apportioning investments between U.S. Treasury Securities and diversified investments in U.S. equity securities.

     Shares of the Wilshire Institutional class of the Fund ("Institutional Shares") are available through International Strategy & Investment Group Inc. (the "Distributor"), or the Fund's transfer agent, and may be purchased only by qualified retirement plans that meet the $1,000,000 minimum investment requirement. (See "How to Invest in the Institutional Shares.")

     This Prospectus sets forth basic information that investors should know about the Fund prior to investing, and should be retained for future reference.
A Statement of Additional Information dated    , 1997, has been filed with the
Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference. It is available upon request and without charge by contacting the Fund at the above address or telephone number.

THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT
           AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING
                          POSSIBLE LOSS OF PRINCIPAL.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
          AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
            COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
              PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.





                   The date of this Prospectus is    , 1997.

1.  Fee Table

Shareholder Transaction Expenses:
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) ............   None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)     None
Maximum Deferred Sales Charge (as a percentage of original purchase price or redemption
 proceeds, whichever is lower) ...........................................................   None
Annual Fund Operating Expenses:
 (as a percentage of average daily net assets)
Management Fees (net of fee waivers)   ...................................................   0.00%*
12b-1 Fees  ..............................................................................   None
Other Expenses (net of fee waivers) ......................................................   0.75%*
                                                                                             -------
Total Fund Operating Expenses (net of fee waivers)    ....................................   0.75%*
                                                                                             =======

-----------
*The Advisor has voluntarily agreed to waive its fees and to reimburse expenses to the extent required so that the Total Fund Operating Expenses do not exceed 0.75% of the Institutional Share's average daily net assets. In addition, the Fund's administrator has voluntarily agreed to waive its fee until the earlier of such time as the Fund's net assets reach $50 million or the Fund has been in operation for one year. Absent fee waivers, Management Fees would be .40%, Other Expenses (including administration fees) would be 1.15% and Total Fund Operating Expenses would be 1.80% of the Institutional Share's average daily net assets.


Example:



                                                 1 year     3 years
                                                 --------   --------
You would pay the following expenses on a
$1,000 investment, assuming (1) 5% annual
return and (2) redemption at the end of each
time period:                                      $          $

The Expenses and Example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

The purpose of the foregoing table is to describe the various costs and expenses that an investor in the Institutional Shares will bear directly or indirectly. A person who purchases Institutional Shares through a financial institution may be charged separate fees by the financial institution. (For more complete descriptions of the various costs and expenses, see "How to Invest in the Instutitional Shares", "Investment Advisor", "Administrator" and "Distributor.") The Expenses and Example appearing in the table above are based on the Fund's estimated amounts for the current fiscal year ending May 31, 1998. The foregoing table has not been audited by _____________________, the Fund's independent auditors.

2. Investment Program

Investment Objective and Policies

The Fund's investment objective is to maximize total return through a combination of long-term growth of capital and current income. The Fund seeks to achieve this objective through an active asset allocation strategy that involves apportioning the Fund's assets between U.S. Treasury Securities and diversified investments in U.S. equity securities. There can be no assurance that the Fund's investment objective will be met.


Allocation of Investments


International Strategy & Investment Inc. ("ISI" or the "Advisor"), the Fund's advisor, and Wilshire Associates Incorporated ("Wilshire"), the Fund's sub-advisor (collectively, the "Advisors"), are responsible for selecting the

Fund's investments. (See "Investment Advisor and Sub-Advisor.") The Fund will invest primarily in U.S. equity securities (including common stocks, preferred stocks, convertible debt, warrants, other securities convertible into or exchangeable for common stocks, and Standard & Poor's ("S&P") depository receipts ("SPDRs")), securities index futures contracts, and U.S. Treasury Securities.

Edward S. Hyman, Chairman of ISI and the Fund and R. Alan Medaugh, President of ISI and President and a Director of the Fund, will allocate the Fund's assets between U.S. equity securities and U.S. Treasury Securities based on ISI's analysis of the pace of the economy and its forecasts for the direction of interest rates and corporate earnings. Under normal market conditions, the Fund will invest its assets in a ratio of (1) approximately 80% equity securities to 20% U.S. Treasury Securities when an aggressive strategy is deemed warranted,
(2) approximately 60% equity securities to 40% U.S. Treasury Securities when a neutral strategy is deemed warranted, and (3) approximately 40% equity securities to 60% U.S. Treasury Securities when a defensive strategy is deemed warranted. As discussed below, the Fund may, especially during its early stages, use securities index futures contracts as a means of obtaining exposure to the U.S. equity markets. The allocation of the Fund's assets will be reviewed periodically in light of ISI's forecasts and may be reallocated when ISI determines it appropriate. The Fund's assets will be rebalanced on a quarterly basis if at that time the market value of the equity portion of the portfolio is below 40% or above 80% of the Fund's total assets. There can be no assurance that the Advisor's forecasts will accurately predict economic trends or that portfolio strategies based on these forecasts will be effective.


U. S. Equity Securities

Wilshire and its affiliates have, since 1983, focused on building and maintaining portfolios based on the Wilshire 5000 Index and other custom structured U.S. equity applications and currently have $____ billion under management in these portfolios. In managing the U.S. equity securities in the Fund's portfolio Wilshire will attempt to capture the return of the broad U.S. equity market. Ultimately, Wilshire expects that the performance and volatility of the Fund's equity portfolio will approximately resemble that of the Wilshire 5000 Index ("Wilshire 5000" or "Index"). The Wilshire 5000 consists of all U.S. common stocks that trade on a regular basis on the New York and American Stock Exchanges and in the NASDQ over-the-counter market. Approximately 7,300 stocks, including large-, medium-, and small-capitalization stocks are included in the Index. In constructing the Fund's portfolio, Wilshire will, as the Fund grows, conduct a stratified sampling of the Wilshire 5000 resulting optimally in the purchase of 1,500 to 2,000 common stocks of issuers included in the Index based on sector allocation and other investment techniques in an attempt to achieve performance and volatility comparable to the Index.

Initially, Wilshire may use securities index futures contracts and SPDRs to gain market exposure without purchasing individual stocks. For example, the Fund may invest in security index futures contracts on the Standard & Poor's 500 Index ("S&P 500") and the Russell 2000 Index as well as S&P 500 SPDRs and S&P MidCap 400 Index SPDRs for market exposure.

For more information on securities index futures contracts, see "Futures Contracts" under "Other Investment Policies and Risk Considerations" below.

A SPDR is a share of common stock in a unit investment trust ("UIT") that is currently traded on the American Stock Exchange. SPDRs represent a proportionate undivided interest in a basket of securities owned by the UIT which consists of substantially all of the common stocks, in substantially the same weighting, as the component stocks of a specified S&P index. The performance of a SPDR is intended to track the performance of the component stocks of the relevant S&P index. The composition and weighting of the securities owned by the UIT will be adjusted from time to time to conform to periodic changes in the volatility and relative weightings of such S&P index. See "Risk Considerations" below for more information about SPDRs.


U.S. Treasury Securities

ISI will manage the U.S. Treasury Securities in the Fund's portfolio with a view toward, first, a high level of total return with relative stability of principal and, second, high current income. Therefore, in addition to yield, the potential for capital gains and appreciation resulting from possible changes in interest rates will be a consideration in selecting investments. ISI will be free to take advantage of the entire range of maturities offered by U.S. Treasury Securities and may adjust the average maturity of such securities held in the Fund's portfolio from time to time, depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. Thus, at certain times the average maturity of the U.S. Treasury Securities held by the Fund may be relatively short (from under one year to five years, for example) and at other times may be relatively long (over 10 years, for example). In determining which direction interest rates are likely to move, the Advisor relies on the economic analysis made by Mr. Hyman. There can be no assurance that such economic analysis will accurately predict interest rate trends or that portfolio strategies based on Mr. Hyman's economic analysis will be effective.

Risk Considerations

The investment policies of the Fund entail certain risks and considerations of which an investor should be aware.

U.S. Equity Securities. The Fund will invest in U.S. equity securities which are subject to market risks that may cause their prices to fluctuate over time and the price fluctuations may differ from changes in the value of the Wilshire 5000. Fluctuations in the value of the U.S. equity securities held by the Fund will cause the value of the Shares to fluctuate. An investment in SPDRs is subject to the same risk of fluctuation in value as the basket of common stocks underlying the SPDR. In particular, the price at which the underlying SPDR securities may be sold and the value of the SPDR may be adversely affected if the secondary trading markets for the SPDRs are limited or absent. Additionally, the basket of common stocks underlying the SPDR may not exactly replicate the performance of the specified index because of transaction costs and other expenses. The basket of common stocks underlying the SPDR may also be unable to fully replicate the performance of the specified S&P index due to the temporary unavailability of certain underlying securities or due to other extraordinary circumstances.

U.S. Treasury Securities. U.S. Treasury Securities are considered among the safest of fixed-income investments. Because of this added safety, the yields available from U.S. Treasury Securities are generally lower than the yields available from corporate debt securities. As with other debt securities, the value of U.S. Treasury Securities changes as interest rates fluctuate. This is especially true for securities with longer maturities and for STRIPS (securities that do not pay interest currently but which are purchased at a discount and are payable in full at maturity). Changes in the value of portfolio securities will not affect interest income from those securities but will be reflected in the Fund's net asset value. Thus, a decrease in interest rates will generally result in an increase in the value of the Shares. Conversely, during periods of rising interest rates, the value of the Shares will generally decline. The magnitude of these fluctuations will generally be greater at times when the average maturity of the U.S. Treasury Securities held by the Fund is longer.

Other Investment Policies and Risk Considerations

Futures Contracts. The Fund may engage in securities index futures contracts in order to obtain exposure to certain market segments, facilitate allocation of investments among asset classes and for the purposes of hedging the portfolio's investments. A securities index futures contract obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the trade is made. No physical delivery of the underlying stocks in the index is made. Futures contracts will be entered on domestic exchanges and boards of trade, subject to applicable Commodities and Futures Trading Commission ("CFTC") Rules. These transactions may be entered into for bona fide hedging and other permissible risk management purposes.

In connection with transactions in futures contracts, the Fund will be required to deposit as "initial margin" a specified amount of cash or short-term U.S. Government securities. The initial margin required for a securities index futures contract is set by the exchange on which the contract is traded with review and oversight by the CFTC. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract. The Fund will not enter into futures contracts, if immediately thereafter, the sum of the amounts of initial margin deposits on the Fund's open futures contracts entered into for other than "bona fide hedging" would exceed 5% of the value of the Fund's total assets.

Participation in the futures markets involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. Gains and losses on futures contracts, such as securities index futures contracts, depend on the Advisor's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of futures contracts are (i) imperfect correlation between the price of futures contracts and movements in the prices of the securities underlying the index or of the securities being hedged in the case of bona fide hedging strategies; (ii) the fact that skills needed to use these investment strategies are different from those needed to select portfolio securities; (iii) the possible absence of a liquid secondary market for any particular instrument at any particular time; and (iv) the possible need to defer closing out certain positions to avoid adverse tax consequences. The risk that the Fund will be unable to close out a futures position will be minimized by only entering into futures contracts for which there appears to be a liquid exchange or secondary market. In addition, the possible risk of loss of trading futures contracts in certain strategies can be substantial, due to both the low margin deposits required and the high degree of leverage involved in futures pricing.

Other Investments. For temporary, defensive purposes, the Fund may invest up to 100% of its assets in high quality, short-term money market instruments, and in notes or bonds issued by the U.S. Treasury Department or by other agencies of the U.S. Government.

Repurchase Agreements. The Fund may agree to purchase U.S. Treasury securities from creditworthy financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Default by, or bankruptcy proceedings with respect to, the seller may, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

Purchase of When Issued Securities. From time to time, in the ordinary course of business, the Fund may make purchases of U.S. Treasury securities, at the current market value of the securities, on a when-issued basis. A segregated account of the Fund, consisting of cash or liquid securities equal at all times to the amount of the when-issued commitments will be established and maintained by the Fund at the Fund's custodian. While the Fund will purchase securities on a when-issued basis only with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if it is deemed advisable to limit the effects of adverse market action. The value of U.S. Treasury securities so purchased or sold is subject to market fluctuation and no interest accrues to the purchaser during this period. The Fund will ordinarily invest no more than [40]% of its net assets at any time in securities purchased on a when-issued basis.

[Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that such loans are at all times secured by cash or money market instruments, which are maintained in a segregated account pursuant to applicable regulations and that are at least equal to market value, determined daily, of the loaned securities. As with any extensions of credit, there are risk of delay in recovery, and in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. In determining whether to lend securities to a particular borrower, the Advisors (subject to review by the Fund's Board of Directors) will consider all relevant facts and circumstances including the creditworthiness of the borrower. The Fund will not lend portfolio securities in excess of [20]% of the value of its total assets. The Board of Directors will monitor the Fund's lending of portfolio securities.]

3. Investment Restrictions

The Fund's investment program is subject to a number of restrictions which reflect both self-imposed standards and federal regulatory limitations. The Fund's investment objective and investment restrictions numbered 1 and 2 are matters of fundamental policy and may not be changed without shareholder approval. Investment restriction number 3 may be changed by a majority vote of the Board of Directors. The Fund will not:

1) Concentrate 25% or more of its total assets in securities of issuers in any one industry (for these purposes the U.S. Government, its agencies and instrumentalities are not considered an industry);

2) With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except the U.S. Government, its agencies and instrumentalities; and

3) Invest more than 15% of the value of its net assets in illiquid securities.

The Fund is subject to further investment restrictions that are set forth in the Statement of Additional Information.

4. How to Invest in the Institutional Shares

Qualified retirement plans may purchase Institutional Shares through the Distributor or by completing the Application Form attached to this Prospectus and returning it, together with payment of the purchase price, as instructed in the Application.

The minimum initial investment in Institutional Shares is $1,000,000. There is no minimum for subsequent investments. Orders for purchases of Institutional Shares are accepted on any day on which the New York Stock Exchange is open for business (a "Business Day"). Purchase orders for Institutional Shares will be executed at a per share purchase price equal to the net asset value next determined after receipt of the purchase order and immediately available funds. The Distributor may, in its sole discretion, refuse to accept any purchase order. The Fund reserves the right to suspend the sale of Institutional Shares at any time at the discretion of the Advisors and the Distributor.

The net asset value per share is determined daily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. (Eastern Time), on each Business Day. Net asset value per share of a class is calculated by valuing its share of the Fund's assets, deducting all liabilities attributable to that class, and dividing the resulting amount by the number of then outstanding shares of the class. For this purpose, portfolio securities will be given their market value where feasible. If a portfolio security is traded on a national exchange, on the valuation date, the last quoted sale price (or in the absence of recorded sales, the average of readily available closing bid and asked prices) will generally be used. Securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established from time to time and monitored by the Fund's Board of Directors. Debt obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Directors.

In the interest of economy and convenience and because of the operating procedures for the Institutional Shares, certificates representing such shares will not be issued. Beneficial owners of Institutional Shares will have the same rights and ownership with respect to such shares as if certificates had been issued.

[Purchases Through Automatic Investing Plan

Shareholders may purchase Institutional Shares regularly by means of an Automatic Investing Plan with a pre-authorized check drawn on their checking accounts. Under this plan, the shareholder may elect to have a specified amount invested monthly or quarterly in Institutional Shares. The minimum initial investment is $___. Each subsequent investment must be at least $___ for monthly investments and $___ for quarterly investments. The amount specified by the shareholder will be withdrawn from the shareholder's checking account using the pre-authorized check. This amount will be invested in Institutional Shares at the applicable Offering Price determined on the date the amount is available for investment. Participation in the Automatic Investing Plan may be discontinued by either the Fund or the shareholder upon 30 days' prior written notice to the other party. A shareholder who wishes to enroll in the Automatic Investing Plan or who wishes to obtain additional purchase information may do so by completing the appropriate section of the Application Form attached to this Prospectus.]

Purchases Through Dividend Reinvestment

Shareholders may elect to have their distributions (capital gains and/or dividend income) paid by check or reinvested in additional Institutional Shares. Unless the shareholder elects otherwise, all income dividends and capital gains distributions will be reinvested in additional Institutional Shares at net asset value. Shareholders may elect to terminate automatic reinvestment by giving written notice to the Fund's transfer agent (the "Transfer Agent") (see "Custodian, Transfer Agent and Accounting Services") either directly or through the Distributor, at least five days before the next date on which dividends or distributions will be paid.

5. How to Redeem Institutional Shares

Institutional Shares may be redeemed by the record owner on any Business Day by transmission of a redemption order through the Distributor, or by regular or express mail to the Transfer Agent at its address listed under "Custodian, Transfer Agent and Accounting Services." Record owners may also redeem Institutional Shares by telephone (in amounts up to $________.) (See "Telephone Redemptions" below.) A redemption order is effected at the net asset value per share next determined after receipt of the order in proper form. Redemption orders received after 4:00 p.m. (Eastern Time), or the close of the New York Stock Exchange, whichever is earlier, will be effected at the net asset value next determined on the following Business Day. Payment for redeemed Institutional Shares will be made to or at the direction of the record owner. Payment will be made as promptly as feasible and, under most circumstances, within three Business Days.

Dividends payable up to the date of redemption of Institutional Shares will be paid on the next dividend payable date. If all of the Institutional Shares in a shareholder's account have been redeemed on a dividend payable date, the dividend will be remitted by check to the shareholder.

The Fund has the power under its Articles of Incorporation to redeem shareholder accounts amounting to less than $500 (as a result of redemptions) upon 60 days' notice.

Systematic Withdrawal Plan

Shareholders who hold Institutional Shares having a value of $________ or more may arrange to have a portion of their Shares redeemed monthly or quarterly under the Fund's Systematic Withdrawal Plan. Such payments are drawn from income dividends, and, to the extent necessary, from Institutional Share redemptions (which would be a return of principal and, if reflecting a gain, would be taxable). If redemptions continue, a shareholder's account may eventually be exhausted. A shareholder who wishes to participate in the Systematic Withdrawal Plan may do so by completing the appropriate section of the Application Form attached to this Prospectus.

6. Telephone Redemptions

Record owners may redeem Institutional Shares, in amounts up to $   , by
notifying the Transfer Agent by telephone on any Business Day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time) or by regular or express mail at its address listed under "Custodian, Transfer Agent and Accounting Services." Telephone redemption privileges are automatic. Shareholders may specifically request that no telephone redemptions be accepted for their accounts. This election may be made on the Application Form or at any time thereafter by completing and returning appropriate documentation supplied by the Transfer Agent.

A telephone redemption placed by 4:00 p.m. (Eastern Time) or the close of the New York Stock Exchange, whichever is earlier, is effective that day. Telephone redemptions placed after 4:00 p.m. (Eastern Time) will be effected at the net asset value as determined on the next Business Day.

The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each redemption requested by telephone. In addition, all telephone redemption requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. If these procedures are employed, neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine. During periods of extreme economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. In such event, requests should be made by regular or express mail. (See "How to Redeem Institutional Shares.")

7. Dividends and Taxes

Dividends and Distributions

The Fund's policy is to distribute to record owners substantially all of its taxable net investment income (including net short-term capital gains) in the form of quarterly dividends. The Fund may distribute to record owners any taxable net capital gains on an annual basis or, alternatively, may elect to retain net capital gains and pay tax thereon.

Tax Treatment of Dividends and Distributions

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or the shareholders, and the discussion here is not intended as a substitute for careful tax planning.The Statement of Additional Information sets forth further information concerning taxes.

The Fund expects to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will generally pay federal income or capital gains taxes on the amounts so distributed. Reinvested dividends will be taxed as if they had been distributed on the reinvestment date.

Distributions from the Fund out of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxed to shareholders as long-term capital gains regardless of the length of time the shareholder has held the Shares. All other income distributions will be taxed to shareholders as ordinary income. Corporate shareholders may be eligible for the corporate dividends received deduction on a portion of dividends received from the Fund. Shareholders will be advised annually as to the tax status of all distributions.

Ordinarily, shareholders will include all dividends declared by the Fund as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholders and paid by the Fund in the year in which the dividends were declared.

The sale, exchange or redemption of Institutional Shares is a taxable event for the shareholder.

The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

Shareholders are urged to consult with their tax advisors concerning the application of state and local taxes to investments in the Fund, which may differ from the federal income tax consequences described above. For example, under certain specified circumstances, state income tax laws may exempt from taxation distributions of a regulated investment company to the extent that such distributions are derived from interest on federal obligations. Shareholders are urged to consult with their tax advisors regarding whether, and under what conditions such exemption is available.

8. Management of the Fund

The overall business affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, sub-advisor, distributor, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's executive officers, to the Distributor, to the Advisors and to the Fund's administrator. A majority of the Directors of the Fund have no affiliation with the Distributor, the Advisors or the Fund's administrator.

The Fund's Directors and officers are as follows:

 Edward S. Hyman                        Chairman
 Truman T. Semans                       Vice Chairman
 James J. Cunnane                       Director
 John F. Kroeger                        Director
 Louis E. Levy                          Director
 Eugene J. McDonald                     Director
 Michael J. Napoli, Jr.                 Director
 Rebecca W. Rimel                       Director
 Carl W. Vogt, Esq.                     Director
 R. Alan Medaugh                        Director and President
 David R. Borger                        Vice President
 Carie L. Butler                        Vice President
 Nancy Lazar                            Vice President
 Scott J. Liotta                        Vice President and Secretary
 Thomas D. Stevens                      Vice President
 Edward J. Veilleux                     Vice President
 Margaret M. Beeler                     Assistant Vice President
 Keith C. Reilly                        Assistant Vice President
 Joseph A. Finelli                      Treasurer
 Laurie D. Collidge                     Assistant Secretary

9. Investment Advisor and Sub-Advisor

International Strategy & Investment Inc. is the Fund's investment advisor and Wilshire Associates Incorporated is the Fund's sub-advisor. ISI employs Messrs. Edward S.

Hyman and R. Alan Medaugh. Due to their stock ownership, Messrs. Hyman and Medaugh may be deemed to be controlling persons of ISI. As of July 31, 1997, the Advisor had approximately $ __ million under management. The Advisor also acts as investment advisor to Total Return U. S. Treasury Fund, Inc., Managed Municipal Fund, Inc. and North American Government Bond Fund, Inc., open-end investment companies with approximately $_____ million in net assets as of July 31, 1997. Wilshire is a registered investment advisor with approximately $______ of net assets under management as of July 31, 1997. Wilshire currently provides advisory or sub-advisory services to ______ [open-end investment companies] with approximately $_____ of combined net assets as of July 31, 1997. Wilshire is a [describe ownership of Wilshire] and is controlled by its [President and Chairman], Mr. Dennis Tito who, as of July 31, 1997 owned __% of Wilshire's outstanding voting securities.

Pursuant to the terms of the Investment Advisory Agreement, ISI supervises and manages all of the Fund's operations. Under the Investment Advisory and Sub-Advisory Agreements, ISI delegates to Wilshire certain of its duties, provided that ISI continues to supervise the performance of Wilshire and report thereon to the Board of Directors (see "Investment Program").

As compensation for providing investment advisory services, ISI is entitled to receive an annual fee, calculated daily and payable monthly, equal to .40% of the Fund's average daily net assets. As compensation for providing sub-advisory services, Wilshire is entitled to receive an annual fee from ISI, payable from its advisory fee, calculated daily and payable monthly, equal to .16% of the Fund's average daily net assets. ISI and Wilshire have voluntarily agreed to waive their annual fees proportionately, to the extent necessary, and ISI has voluntarily agreed to reimburse expenses to the extent necessary, so that total operating expenses do not exceed 1.00% of the Fund's average daily net assets.

The address of the Advisor is 717 Fifth Avenue, New York, New York 10022, telephone (800) 955-7175. The address of Wilshire is 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401.

Portfolio Managers

The Fund's portfolio managers are Edward S. Hyman and R. Alan Medaugh of ISI, and Thomas D. Stevens, David R. Borger, and Michael J. Napoli, Jr. of Wilshire.

Mr. Hyman, Chairman of the Fund and ISI, is responsible for developing the forecasts and economic analysis on which the allocation strategy and the selection of investments in the Fund's portfolio of U.S. Treasury Securities are based (see "Investment Program"). Before joining ISI, Mr. Hyman was a vice chairman and member of the Board of C.J. Lawrence Inc. and prior thereto, an economic consultant at Data Resources. He writes a variety of international and domestic economic research reports which follow trends that may determine the direction of interest rates. These international and domestic reports are sent to ISI's private institutional clients in the United States and overseas. The periodical Institutional Investor, which rates analysts and economists on an annual basis, has rated Mr. Hyman as its "first team" economist, which is its highest rating, in each of the last [seventeen] years.

Mr. Medaugh, President and Director of the Fund and President of ISI, is responsible for executing the allocation strategy as well as the day-to-day management of the Fund's portfolio of U.S. Treasury Securities. Prior to joining ISI, Mr. Medaugh was Managing Director of C.J. Lawrence Fixed Income Management and prior thereto Senior Vice President and bond portfolio manager at Fiduciary Trust International. While at Fiduciary Trust International, Mr. Medaugh led their Fixed-Income Department which managed $5 billion of international fixed income portfolios for institutional clients. Mr. Medaugh also had prior experience as a bond portfolio manager at both Putnam Management Company and Fidelity Management and Research.

Mr. Stevens, Mr. Borger and Mr. Napoli have shared responsibility for managing the Fund's portfolio of U.S. equity securities since the Fund's inception. Mr. Stevens is a Senior Vice President and Principal of Wilshire, Chief Investment Officer of Wilshire Asset Management ("WAM"), a division of Wilshire and a Vice President of the Fund. He has been employed with Wilshire since 1980. Prior to joining Wilshire, Mr. Stevens was a portfolio manager and analyst at the National Bank of Detroit. Mr. Borger is a Vice President and Principal at Wilshire, Director of Research at WAM and a Vice President of the Fund. Mr. Borger has been employed with Wilshire since 1986. Before joining Wilshire, he was a Vice President and Chief of Quantitative Investment Methods at the National Bank of Detroit where he managed an equity index fund. Mr. Napoli is a Vice President and Principal of Wilshire, Director of Marketing for WAM, and a Director of the Fund. Mr.

Napoli has been employed with Wilshire from 1991 to the present. Prior to joining Wilshire, he was employed with Drexel Burnham Lambert, Bankers Trust Co. and Ameri-trust Company.

10.  Administrator

Investment Company Capital Corp. ("ICC"), One South Street, Baltimore, Maryland 21202, provides administration services to the Fund. ICC is an indirect subsidiary of Alex. Brown Incorporated [language re Bankers Trust to come].

ICC supervises the day-to-day operations of the Fund, including the preparation of registration statements, proxy materials, shareholder reports, compliance with all requirements of securities laws in the states in which the Institutional Shares are distributed and oversight of the relationship between the Fund and its other service providers. As compensation for these services ICC is entitled to receive an annual fee, calculated daily and payable monthly equal to .12% of the Fund's average daily net assets. ICC has voluntarily agreed to waive its fee until the earlier of such time as the Fund has $50 million in net assets or has been in operation for one year.

ICC is also the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. (See "Custodian, Transfer Agent and Accounting Services.")

11. Distributor

International Strategy & Investment Group Inc. ("ISI Group" or the "Distributor"), 717 Fifth Avenue, New York, New York 10022, acts as distributor of the Fund's shares. ISI Group is a broker-dealer that was formed in 1991 and is an affiliate of the Advisor. ISI Group employs Mr. Edward S. Hyman and Ms. Nancy Lazar. Due to their stock ownership, Mr. Hyman and Ms. Lazar may be deemed to be controlling persons of IS Group. The Distributor receives no compensation for distributing the Institutional Shares.

The Distributor bears all expenses associated with advertisements, promotional materials, sales literature and printing and mailing prospectuses to other than Fund shareholders.

12. Custodian, Transfer Agent and Accounting Services

Investment Company Capital Corp., One South Street, Baltimore, Maryland 21202 (telephone: (800) 882-8585), is the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund.

[ ---------   acts as custodian of the Fund's assets.]

13. Performance Information

From time to time, the Fund may advertise its performance, including comparisons with other mutual funds with similar investment objectives and to stock or other relevant indices.

All such advertisements will show the average annual total return, net of the Fund's maximum sales charge, over one-, five- and ten-year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such return quotations will be computed by finding average annual compounded rates of return over such periods that would equate an assumed initial investment of $1,000 to the ending redeemable value, net of the maximum sales charge and other fees, according to the required standardized calculation. During its first year of operation, the Fund may, in lieu of annualizing its total return, use an aggregate total return calculated in the same manner. The standardized calculation is required by the SEC to provide consistency and comparability in investment company advertising and is not equivalent to a yield calculation. If the Fund compares its performance to other funds or to relevant indices, the Fund's performance will be stated in the same terms in which such comparative data and indices are stated, which is normally total return rather than yield.

The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Morningstar Inc., independent services which monitor the performance of mutual funds. The performance of the Fund may also be compared to the Wilshire 5000 Index, the CDA/Wiesenberger Domestic Asset Allocation Average Mutual Fund, [the Consumer Price Index, the Standard & Poor's 500 Stock Index and other market indices such as NASDAQ.] The Fund may also use total return performance data as reported in the following national financial and industry publications that monitor the performance of mutual funds: Money Magazine, Forbes, Business Week, Barron's, Investor's Daily, IBC/Donoghue's Money Fund Report and The Wall Street Journal.

Performance will fluctuate and any statement of performance should not be considered as respresentative of the future performance of the Fund. Performance is generally a function of the type and quality of instruments held by the Fund, operating expenses and market conditions. Any fees charged by banks with respect to customer accounts through which Institutional Shares may be purchased, although not included in calculations of performance, will reduce performance results.

The Fund's annual portfolio turnover rate (the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the portfolio during the year, excluding securities with maturities of one year or less) may vary from year to year, as well as within a year, depending on market conditions. In accordance with its investment objectives, the Fund may shift its investments between U.S. Treasury Securities and U.S. equity securities from time to time which may result in relatively high portfolio turnover. A high level of portfolio turnover may generate relatively high transaction costs and may increase the amount of taxes payable by the Fund's shareholders. The Fund estimates its portfolio turnover rate will not exceed 100% in the fiscal year ending, May 31, 1998. (See "Dividends and Taxes.")

14. General Information

Capital Shares

The Fund is an open-end diversified management investment company organized under the laws of the State of Maryland on June 12, 1997, and is authorized to issue 25 million shares of capital stock with a par value of $.001 per share. Shares of the Fund have equal rights with respect to voting. Voting rights are not cumulative, so the holders of more than 50% of the outstanding shares of capital stock voting together for election of Directors may elect all the members of the Board of Directors of the Fund. In the event of liquidation or dissolution of the Fund, each share is entitled to its portion of the Fund's assets after all debts and expenses have been paid. The fiscal year end of the Fund is May 31.

The Board of Directors of the Fund is authorized to establish additional "series" of shares of capital stock, each of which would evidence interests in a separate portfolio of securities, and separate classes of each series of the Fund. The shares offered by this Prospectus have been designated "Wilshire Institutional Strategy Fund Shares." The Board has no present intention of establishing any additional series of the Fund but the Fund does have one other class of shares in addition to the shares offered hereby, "ISI Strategy Fund Shares." Information about that class may be obtained by calling the Distributor at (800) ___ ____. Different classes of the Fund may be offered to certain investors and holders of such shares may be entitled to certain exchange privileges not offered to Institutional Shares. All classes of the Fund share a common investment objective, portfolio and advisory fee, but the classes may have different distribution expenses and sales charges and, accordingly, performance may differ.

Annual Meetings

The Fund does not expect to hold annual meetings of shareholders but special meetings of shareholders will be held under certain circumstances. Shareholders of the Fund reserve the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting.

Reports

The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors, _____________________.

Fund Counsel

Morgan Lewis & Bockius LLP serves as counsel to the Fund.


Shareholder Inquiries

Shareholders with inquiries concerning their Institutional Shares should contact the Transfer Agent at (800) 882-8585, the Fund at (800) 955-7175, the Advisors, a Participating Dealer or Shareholder Servicing Agent, as appropriate.

                  WILSHIRE INSTITUTIONAL STRATEGY FUND SHARES
                            NEW ACCOUNT APPLICATION
--------------------------------------------------------------------------------


Make check payable to "Wilshire Institutional Strategy Fund Shares" and mail with this Application to:

        ISI Mutual Funds
        P.O. Box 419426
        Kansas City, MO 64141-6426

For assistance in completing this form, please call the Transfer Agent at (800) 882-8585.

To open an IRA account, call ISI at (800) 955-7175 to request an Application.

The minimum initial purchase is $1,000,000.


Your Account Registration (Please Print)



Name on Account


------------------------------------------------------------------------------
Name of Corporation, Trust or Partnership

------------------------------------------------------------------------------
Tax ID Number

/ / Corporation / / Partnership / / Trust
/ / Non-Profit or Charitable Organization / / Other_______

If a Trust, please provide the following:


--------------------------------------------------------------------------------
Date of Trust               For the Benefit of


--------------------------------------------------------------------------------
Name of Trustees (If to be included in the Registration)




------------------------------------------------------------------------------
Existing Account No., if any



Mailing Address


-------------------------------------------------------------------------------
Name of Individual to Receive Correspondence

--------------------------------------------------------------------------------
Street

--------------------------------------------------------------------------------
City             State   Zip

(    )
--------------------------------------------------------------------------------
Daytime Phone

Initial Investment

The minimum initial purchase for the Wilshire Institutional Shares of the Fund is $1,000,000 except there is no minimum for qualified retirement plans or for subsequent investments.
Indicate the amount to be invested and the method of payment:
__A. By Mail: Enclosed is a check in the amount of $______ payable to ISI
     Strategy Fund, Inc.
__B. By Wire: A bank wire in the amount of $______ has been sent from_____________________  _______________________
             Name of Bank         Wire Control Number

   Wire Instructions
   Follow the instructions below to arrange for a wire transfer for initial investment:
    o Send completed Application by overnight carrier to ISI Funds at the address listed above.
    o Call 1-800-882-8585 to obtain new investor's Fund account number.
    o Wire payment of the purchase price to Investors Fiduciary Trust Company ("IFTC"), as follows:
     IFTC
     a/c ISI Funds
     Acct. # _______
     ABA # 1010-0362-1
     Kansas City, Missouri 64105
   Please include the following information in the wire:
     o ISI Strategy Fund, Inc. -- Wilshire Institutional Shares
     o "For further credit to ________________________________________ ."
                                  (Investor's Fund Account Number)
Distribution Options
Please check appropriate boxes. If none of the options are selected, all distributions will be reinvested in additional Institutional Shares of the Fund.
      Income Dividends                              Capital Gains

      / / Reinvested in additional shares          / /  Reinvested in
                                                        additional shares
      / / Paid in Cash                             / /  Paid in Cash

Automatic Investing Plan (Optional)
/ / I authorize you as Agent for the Automatic Investing Plan to automatically
invest $____________   for me, on a monthly or quarterly basis, on or about the
20th of each month or if quarterly, the 20th of January, April, July and October, and to draw a bank draft in payment of the investment against my checking account. (Bank drafts may be drawn on commercial banks only.)

Minimum Initial Investment: $____
Subsequent Investments (check one):      / / Monthly   ($____ minimum)
                                         / / Quarterly ($____ minimum)

                                         |-------------------------------|
                                         |  Please attach a voided check.|
                                         |-------------------------------|

-------------------------------------     -------------------------------------
Bank Name                                 Depositor's Signature      Date

-------------------------------------     -------------------------------------
Existing ISI Strategy Fund Account No.,   Depositor's Signature      Date
if any                                    (if joint acct., both must sign)

Systematic Withdrawal Plan (Optional)

/ / Beginning the month of ____________________ , 19__ , please send me checks on a monthly or quarterly basis, as indicated below, in the amount of $--------------------- , from shares that I own, payable to the account registration address as shown above. (Participation requires minimum account value of $_______.)
Frequency (check one):   / / Monthly   / / Quarterly (January, April, July and
                                                       October)

Telephone Transactions

I understand that I will automatically have telephone redemption privileges (for amounts up to $______) unless I mark the box below.

No, I/We do not want:   / / Telephone redemption privileges
Redemptions effected by telephone will be wired to the bank account designated below:

Bank Account Designation (This Section Must Be Completed)

Please attach a blank voided check to provide account and bank routing information.

--------------------------------------------------------------------------------
Name of Bank                   Branch

--------------------------------------------------------------------------------
Bank Address                   City/State/Zip

--------------------------------------------------------------------------------
Name(s) on Account

--------------------------------------------------------------------------------
Account Number                 A.B.A. Number

Acknowledgment, Certificate and Signature
-----------------------------------------------------------------------------
  The Fund may be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholders who fail to provide the information and/or certifications required below. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

  By signing this Application, I hereby certify under penalties of perjury that the information on this Application is complete and correct and that as required by federal law: (Please check applicable boxes)
  / / U.S. Citizen/Taxpayer:
  / / I certify that (1) the number shown above on this form is the correct
      Social Security Number or Tax ID Number and (2) I am not subject to any backup withholding either because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
  / / If no Tax ID Number or Social Security Number has been provided above,
      I have applied, or intend to apply, to the IRS or the Social Security Administration for a Tax ID Number or a Social Security Number, and I understand that if I do not provide either number to the Transfer Agent within 60 days of the date of this Application or if I fail to furnish my correct Social Security Number or Tax ID Number, I may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9. You may request such form by calling the Transfer Agent at 800-882-8585.)
  / / Non-U.S. Citizen/Taxpayer:
      Indicated country of residence for tax purposes: --------------------- Under penalties of perjury, I certify that I am not a U.S. citizen or resident and I am an exempt foreign person as defined by the Internal Revenue Service.
-----------------------------------------------------------------------------

I have received a copy of the Fund's prospectus dated        , 1997. I
acknowledge that the telephone redemption and exchange privileges are automatic and will be effected as described in the Fund's current prospectus (see "Telephone Transactions"). I also acknowledge that I may bear the risk of loss in the event of fraudulent use of such privileges. If I do not want telephone redemption or exchange privileges, I have so indicated on this Application.

-------------------------------------------------------------------------------
     The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
Signature of Corporate Officer, General Partner, Trustee, etc.     Date

-------------------------------------------------------------------------------
Signature of Corporate Officer, General Partner, Trustee, etc.     Date

Person(s) Authorized to Conduct Transactions

The following person(s) ("Authorized Person(s)") are currently officers,
trustees, general partners or other authorized agents of the investor. Any    *
of the Authorized Person(s) is, by lawful and appropriate action of the investor, a person entitled to give instructions regarding purchases and redemptions or make inquiries regarding the Account.
--------------------------------------------------------------------------------
Name/Title
--------------------------------------------------------------------------------
Name/Title
--------------------------------------------------------------------------------
Name/Title
--------------------------------------------------------------------------------
Name/Title
--------------------------------------------------------------------------------
Signature                                                            Date
--------------------------------------------------------------------------------
Signature                                                            Date
--------------------------------------------------------------------------------
Signature                                                            Date
--------------------------------------------------------------------------------
Signature                                                            Date

The signature appearing to the right of each Authorized Person is that person's signature. The Fund's transfer agent (the "Transfer Agent") may, without inquiry, act upon the instructions (whether verbal, written, or provided by wire telecommunication, or any other process) of any perrson claiming to be an Authorized Person. Neither the Transfer Agent nor any entity on behalf of which the Transfer Agent is acting shall be liable for any claims or expenses (including legal fees) or for any losses resulting from actions taken upon any instructions believed to be genuine. The Transfer Agent may continue to rely on the instructions made by any person claiming to be an Authorized Person until it is informed through an amended Application that the person is no longer an Authorized Person and it has a reasonable period (not to exceed one week) to process the amended Application. Provisions of the Application shall be equally Applicable to any successor of the Transfer Agent.

* If this space is left blank, any one Authorized Person is authorized to give instructions and make inquiries. Verbal instructions will be accepted from any one Authorized Person. Written instructions will require signatures of the number of Authorized Persons indicated in this space.


Certificate of Authority

Investors must complete one of the following two Certificates of Authority.

Certificate A: FOR CORPORATIONS AND UNINCORPORATED ASSOCIATIONS (With a Board of Directors or Board of Trustees.)

I_____________________ , Secretary of the above-named investor, do hereby certify that at a meeting on ________________ , at which a quorum was present throughout, the Board of Directors (Board of Trustees) of the investor duly adopted a resulution which is in full force and effect and in accordance with the investor's charter and by-laws, which resolution did the following: (1) empowered the officers/trustees executing this Application (or amendment) to do so on behalf of the investor; (2) empowered the above-named Authorized Person(s) to effect securities transactions for the investor on the terms described above; (3) authorized the Secretary to certify, from time to time, the names and titles of the officers of the investor and to notify ICC when changes in officers occur; and (4) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until ICC receives a duly-executed amendment to the Certification form. Witness my hand and seal on behalf of the investor:

This ______ day of __________ , 199__  Secretary ____________________________

The undersigned officer (other than the Secretary) hereby certifies that the foregoing instrument has been signed by the Secretary of the investor.
--------------------------------------------------------------------------------
Signature and title                                                  Date

Certificate B: FOR PARTNERSHIPS AND TRUSTS (Even if you are the sole trustee)

The undersigned certify that they are all general partners/trustees of the investor and that they have done the following under the authority of the investor's partnership agreement/trust instrument: (1) empowered the general partner/trustee executing this Application (or amendment) to do so on behalf of the investor; (2) empowered the above-named Authorized Person(s) to effect securities transactions for the investor on the terms described above; (3) authorized the Secretary to certify, from time to time, the names of the general partners/trustees of the investor and to notify ICC when changes in general partners/trustees occur. This authorization will remain in full force and effect until ICC receives a further duly-executed certification. (If there are not enough spaces here for all necessary signatures, complete a separate certificate containing the language of this Certificate B and attach it to the Application).

--------------------------------------------------------------------------------
Signature and title                                                  Date

--------------------------------------------------------------------------------
Signature and title                                                  Date

                            WILSHIRE INSTITUTIONAL
                                 STRATEGY FUND
                                     SHARES

                      (A Class of ISI Strategy Fund, Inc.)

No person has been authorized to give any information or to make representations not contained in this Prospectus in connection with any offering made by this Prospectus and, if given or made, such information must not be relied upon as having been authorized by the Fund or the Distributor.


                               TABLE OF CONTENTS

                                          Page
                                          ----
 1. Fee Table  ........................    2
 2. Investment Program  ...............    2
 3. Investment Restrictions   .........    5
 4. How to Invest in the Institutional
     Shares ...........................    6
 5. How to Redeem Institutional
     Shares ...........................    7
 6. Telephone Redemptions  ............    7
 7. Dividends and Taxes ...............    7
 8. Management of the Fund ............    8
 9. Investment Advisor and
     Sub-Advisor  .....................    8
10. Administrator    ..................   10
11. Distributor   .....................   10
12. Custodian, Transfer Agent and
     Accounting Services   ............   10
13. Performance Information   .........   10
14. General Information ...............   11



                                 [LOGO TO COME]


                            WILSHIRE INSTITUTIONAL
                                 STRATEGY FUND
                                     SHARES

                      (A Class of ISI Strategy Fund, Inc.)



       An open-end mutual fund seeking to maximize total return through a combination of long-term growth of capital and current income by actively apportioning investments between securities issued by the United States Treasury ("U.S. Treasury Securities") and diversified investments in U.S. equity securities.






                                      , 1997





PROSPECTUS

                       STATEMENT OF ADDITIONAL INFORMATION

                          ----------------------------


                             ISI STRATEGY FUND, INC.

                                717 Fifth Avenue
                            New York, New York 10022

                          ----------------------------



          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS FOR THE APPLICABLE CLASS, WHICH MAY BE OBTAINED FROM YOUR PARTICIPATING DEALER OR BY WRITING OR CALLING INTERNATIONAL STRATEGY & INVESTMENT GROUP INC., 717 FIFTH AVENUE, NEW YORK, NEW YORK 10022, (800) 955-7175






           Statement of Additional Information Dated: _________, 1997
                         Relating to the Prospectuses of
                ISI Strategy Fund Shares Dated: __________, 1997
                                       and
                   Wilshire Institutional Strategy Fund Shares
                             Dated: __________, 1997

                                TABLE OF CONTENTS


                                                                                                         Page
                                                                                                         -----
1.       General Information and History.......................................................            1

2.       Investment Objectives and Policies....................................................            1

3.       Valuation of Shares and Redemption....................................................            5

4.       Federal Tax Treatment of Dividends and
           Distributions.......................................................................            5

5.       Management of the Fund................................................................            9

6.       Investment Advisory and Other Services................................................           14

7.       Administration........................................................................           15

8.       Distribution of Fund Shares...........................................................           16

9.       Brokerage.............................................................................           18

10.      Capital Shares........................................................................           19

11.      Semi-Annual Reports...................................................................           20

12.      Custodian, Transfer Agent and
           Accounting Services.................................................................           20

13.      Independent Auditors..................................................................           21

14.      Control Persons and Principal Holders of
           Securities..........................................................................           21

15.      Performance and Yield Computations....................................................           21

16.      Financial Statements .................................................................           22


1.   GENERAL INFORMATION AND HISTORY

               ISI Strategy Fund, Inc. (the "Fund") is an open-end management investment company. Under the rules and regulations of the Securities and Exchange Commission (the "SEC"), all mutual funds are required to furnish prospective investors with certain information concerning the activities of the company being considered for investment. The Fund currently offers two classes of shares: ISI Strategy Fund Shares (the "ISI Shares") and Wilshire Institutional Strategy Fund Shares (the "Institutional Shares"). There are two separate prospectuses for the Fund's shares: one for the ISI Shares and one for the Institutional Shares. Each prospectus contains important information concerning the classes of shares offered thereby and the Fund, and may be obtained without charge from the Fund's distributor (the "Distributor") or from Participating Dealers that offer shares of the respective classes of the Fund (the "Shares") to prospective investors. Prospectuses may also be obtained from Shareholder Servicing Agents. As used herein the term "Prospectus" describes information common to the prospectuses of the two classes of the Fund's Shares, unless the term "Prospectus" is modified by the appropriate class designation. As used herein, the "Fund" refers to ISI Strategy Fund, Inc. and specific references to any class of the Fund's Shares will be made using the name of such class. Some of the information required to be in this Statement of Additional Information is also included in the Fund's current Prospectuses. To avoid unnecessary repetition, references are made to related sections of the Prospectuses. In addition, the Prospectuses and this Statement of Additional Information omit certain information for the Fund and its business that is contained in the Registration Statement about the Fund and its Shares filed with the SEC. Copies of the Registration Statement as filed, including such omitted items, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

               The Fund was incorporated under the laws of the State of Maryland on June 12, 1997. The Fund filed a registration statement with the SEC registering itself as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act") and its Shares under the Securities Act of 1933, as amended (the "Securities Act"), and commenced operations on ___________, 1997.

               Under a license agreement dated __________, 1997 between the Fund and International Strategy & Investment Inc., International Strategy & Investment Inc. licenses to the Fund the "ISI" name and logo, but retains rights to that name and logo, including the right to permit other investment companies to use them.

               [Under a license agreement dated _________, 1997 between the Fund and Wilshire Associates Incorporated, Wilshire Associates Incorporated licenses to the Fund the "Wilshire" name and logo, but retains rights to that name and logo, including the right to permit other investment companies to use them.]


2.   INVESTMENT OBJECTIVES AND POLICIES

Investment Objective and Policies of the Fund

               The Fund's investment objective and its general investment policies are described in the Prospectus. Additional investment restrictions are set forth below. This Statement of Additional Information also describes other investment practices in which the Fund may engage.

               Except as specifically identified under "Investment Restrictions" in the Prospectus and in this Statement of Additional Information, the investment policies described in these documents are not fundamental, and the Directors may change such policies without an affirmative vote of a majority of the Fund's outstanding Shares (as defined under "Capital Shares" below). The Fund's investment objective is fundamental, however, and may not be changed without such a vote.

Repurchase Agreements

               The Fund may agree to purchase securities issued by the United States Treasury ("U.S. Treasury Securities") from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Such repurchase agreements will be fully collateralized. The Fund's procedures regarding repurchase agreements are discussed in greater detail in the Fund's Prospectuses. The collateral for these repurchase agreements will be held by the Fund's custodian or by a duly appointed sub-custodian. The Fund will enter into repurchase agreements only with banks and broker-dealers that have been determined to be creditworthy by the Fund's Board of Directors under criteria established with the assistance of the Fund's investment advisor. The list of approved banks and broker-dealers will be monitored regularly by the Fund's investment advisor (the "Advisor") and the Fund's sub-advisor (the Sub-Advisor") (collectively, the "Advisors") and reviewed at least quarterly by the Fund's Board of Directors. The seller under a repurchase agreement may be required to maintain the value of the securities subject to the repurchase agreement at not less than the repurchase price. Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund may be delayed or limited in its ability to sell the collateral.

When-Issued Securities

               The Fund may make purchases of U.S. Treasury Securities, at the current market value of the securities, on a when-issued basis. When such transactions are negotiated, the yield to maturity is fixed. The coupon interest rate on such U.S. Treasury Securities is fixed at the time of the U.S. Treasury auction date therefore determining the price to be paid by the Fund, but delivery and payment will take place after the date of the commitment. A segregated account of the Fund, consisting of cash, cash equivalents or U.S. Treasury Securities equal at all times to the amount of the when-issued commitments will be established and maintained by the Fund at the Fund's custodian. Additional cash or U.S. Treasury Securities will be added to the account when necessary. While the Fund will purchase securities on a when-issued basis only with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if it is deemed advisable to limit the effects of adverse market action. The securities so purchased or sold are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase or sell securities on a when-issued basis, it will record the transaction and thereafter reflect the value of such security purchased or, if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price.

Futures Contracts

               The Fund may enter into futures contracts based on indexes or groups of securities ("Futures Contracts"). Each such Futures Contract provides for a cash payment, equal to the amount, if any, by which the value of the index at maturity is above or below the value of the index at the time the contract was entered into, times a fixed index "multiplier". The index underlying such a Futures Contract is generally a broad based index of securities designed to reflect movements in the relevant market as a whole. The index assigns weighted values to the securities included in the index, and its composition is changed periodically. Futures Contracts have been designed by exchanges which have been designated as "contract markets" by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant ("FCM") (i.e. futures broker), which is a member of the relevant contract market. The exchanges guarantee performance of the contracts as between the clearing members of the exchange.

         At the same time a Futures Contract is purchased or sold, the Fund must allocate cash or securities as a performance bond or deposit payment ("initial deposit"). The initial deposit varies but may be as low as 5% or less of the value of the contract. Daily thereafter, the Futures Contract is valued and the payment of "variation margin" may be required since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

         Although Futures Contracts call for the making or acceptance of a cash settlement at a specified future time, the contractual obligation is usually fulfilled before such date by buying or selling, as the case may be, on a commodities exchange, an identical Futures Contract calling for settlement in the same month, subject to the availability of a liquid secondary market. The Fund incurs brokerage fees when it purchases and sells Futures Contracts. The purpose of the acquisition or sale of a Futures Contract, in the case of a portfolio such as that of the Fund which holds or intends to acquire equity securities, is to attempt to protect the Fund from market fluctuations, obtain exposure to a particular market or market segment without actually buying or selling securities, and/or facilitate the allocation of investments among asset classes. For example, if the Fund owns stocks replicating the Wilshire _____ Index, the Fund might sell index Futures Contracts based on such index as a hedge against market decline. The use of Futures Contracts as an investment technique allows the Fund to maintain a hedging position without having to sell its portfolio securities.

         To the extent the Fund enters into Futures Contracts for these purposes, the assets in the segregated asset account maintained to cover the Fund's obligations with respect to such Futures Contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the fluctuating market value of such Futures Contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such Futures Contracts.

         Although the Fund believes that use of such contracts will benefit the Fund, if the investment judgment of the Advisor about the general direction of interest rates is incorrect, the Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if the Fund has hedged against the possibility of a market decline and instead the market rises, the Fund will lose part or all of the benefit of the increased value of its securities portfolio which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may also have to sell securities at a time when it may be disadvantageous to do so.

         Various additional risks exist with respect to the trading of futures. For example, the Fund's ability effectively to hedge all or a portion of its portfolio through transactions in such instruments will depend on the degree to which price movements in the underlying index correlate with price movements in the relevant portion of the Fund's portfolio. The trading of futures entails the additional risk of imperfect correlation between movements in the futures price and the price of the underlying index. The Fund's ability to engage in futures strategies will also depend on the availability of liquid markets in such instruments. Transactions in these instruments are also subject to the risk of brokerage firm or clearing house insolvencies. The liquidity of a secondary market in a Futures Contract may be adversely affected by "daily price fluctuation limits", established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limit. In addition, the exchanges on which futures are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). In addition, the ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out Futures Contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general market trends by the Advisor may still not result in a successful transaction.

Investment Restrictions

         The Fund's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal limitations. The investment restrictions recited below are in addition to those described in the Fund's Prospectus, and are matters of fundamental policy and may not be changed without the affirmative vote of a majority of the outstanding Shares. The percentage limitations contained in these restrictions apply at the time of purchase of securities.
Accordingly, the Fund will not:

         1. Borrow money except as a temporary measure for extraordinary or emergency purposes and then only from banks and in an amount not exceeding 10% of the value of the total assets of the Fund at the time of such borrowing, provided that, while borrowings by the Fund equaling 5% or more of the Fund's total assets are outstanding, the Fund will not purchase securities for investment;

         2.    Invest in real estate or mortgages on real estate;

         3. Purchase or sell commodities or commodities contracts (except that the Fund may purchase or sell futures contracts based on underlying securities indexes);

         4. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

         5.    Issue senior securities;

         6. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements [and make loans of portfolio securities] in accordance with its investment objective and policies;


3.   VALUATION OF SHARES AND REDEMPTION

Valuation

               The net asset value per Share is determined daily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. (Eastern Time) each day on which the New York Stock Exchange is open for business (a "Business Day"). The New York Stock Exchange is open for business on all weekdays except for the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Redemption

               The Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC so that valuation of the net assets of the Fund is not reasonably practicable.

               Under normal circumstances, the Fund will redeem Shares by check as described in the Prospectus. However, if the Board of Directors determines that it would be in the best interests of the remaining shareholders of the Fund to make payment of the redemption price in whole or in part by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash, in conformity with applicable rules of the SEC, the Fund will make such distributions in kind. If Shares are redeemed in kind, the redeeming shareholder will incur brokerage costs in later converting the assets into cash. The method of valuing portfolio securities is described under "How to Invest" in each Prospectus and such valuation will be made as of the same time the redemption price is determined. The Fund, however, has elected to be governed by Rule 18f-1 under the Investment Company Act pursuant to which the Fund is obligated to redeem Shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.


4.   FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

               The following is only a summary of certain additional federal tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning.

               The following general discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as Regulated Investment Company

               The Fund expects to be taxed as a regulated investment company ("RIC") under Subchapter M of the Code. As a RIC, the Fund is exempt from federal income tax on its net investment income and capital gains which it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital losses) for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income made during the taxable year or, under certain specified circumstances, within 12 months after the close of the taxable year, will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a RIC establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for federal excise tax (discussed below).

               The Fund may make investments in securities (such as STRIPS) that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment income the Fund must distribute to satisfy the Distribution Requirement.

In some cases, the Fund may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

               In addition to satisfaction of the Distribution Requirement, in order to qualify as a RIC the Fund must, generally, (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities, loans and gains from the sale or other disposition of stock or securities, or from other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock or securities (the "Income Requirement"), and (2) derive less than 30% of its gross income (exclusive of certain gains from designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from gains on the sale or other disposition of any of the following investments if such investments are held for less than three months (the "Short-Short Gain Test"): (a) stock or securities (as defined in Section 2(a)(36) of the Investment Company Act); (b) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) and (c) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stocks or securities).

               Finally, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses (the "Asset Diversification Test"). Generally, the Fund will not lose its status as a RIC if it fails to meet the Asset Diversification Test solely as a result of a fluctuation in value of portfolio assets not attributable to a purchase. The Fund may curtail its investment in certain securities where the application thereto of the Asset Diversification Test is uncertain.

               Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

Fund Distributions

               The Fund anticipates that it will distribute substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in Shares.

               The Fund may either retain or distribute to shareholders the excess, if any, of net long-term capital gains over net short-term capital losses ("net capital gains") for each taxable year. If such gains are distributed as a capital gains distribution, they are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has held Shares, whether or not such gains were recognized by the Fund prior to the date on which a shareholder acquired Shares and whether or not the distribution was paid in cash or reinvested in Shares. The aggregate amount of distributions designated by the Fund as capital gains distributions may not exceed the net capital gains of the Fund for any taxable year, determined by excluding any net capital losses and net long-term capital losses attributable to transactions occurring after October 31 of such year and by treating any such net capital losses or net long-term capital losses as if they arose on the first day of the following taxable year. Conversely, if the Fund elects to retain its net capital gains, it will be taxed thereon (except to the extent of any available capital loss carryovers) at the applicable corporate capital gains tax rate. In such event, it is expected that the Fund also will elect to have shareholders treated as having received a distribution of such gains, with the result that shareholders will be required to report such gains on their returns as long-term capital gains, will receive a refundable tax credit for their allocable share of capital gains tax paid by the Fund on the gains, and will increase the tax basis for their Shares by an amount equal to 65 percent of the deemed distribution.

               In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the 70% dividends received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. For purposes of the alternative minimum tax and the environmental tax, corporate shareholders generally will be required to take the full amount of any dividend received from the Fund into account in determining their adjusted current earnings for purposes of computing "alternative minimum taxable income."


               Investors should be careful to consider the tax implications of buying Shares of the Fund just prior to the ex-dividend date of an ordinary income dividend or capital gains distribution. The price of Shares purchased at that time may reflect the amount of the forthcoming ordinary income dividend or capital gains distribution. Those purchasing just prior to an ordinary income dividend or capital gains distribution will be taxable on the entire amount of the dividend or distribution received even though the dividend or capital gains distribution was earned by the Fund before the shareholder purchased the Shares.

               Generally, gain or loss on the sale of Shares will be capital gain or loss, which will be long-term capital gain or loss if the Shares have been held for more than one year and otherwise will be short-term capital gain or loss. However, any loss realized upon the sale, exchange or redemption of Shares held for six months or less and has previously received a capital gains distribution with respect to the Share (or any undistributed net capital gains of the Fund with respect to such Share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent any capital gains distributions have been paid with respect to such Shares (or any undistributed net capital gains of the Fund with respect to such Shares have been included in determining the shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

               If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

               The Fund will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends received deduction.

               The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of distributions paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal

Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding.

Excise Tax; Miscellaneous Considerations

               The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute in each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The excise tax is imposed on the undistributed part of this required distribution. In addition, the balance of such income must be distributed during the next calendar year to avoid liability for the excise tax in that year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. For purposes of the excise tax, a regulated investment company must reduce its capital gain net income by the amount of any net ordinary loss for the calendar year (but only to the extent the capital gain net income for the one-year period ending on October 31 exceeds the net capital gains for such period). Because the Fund intends to distribute all of its income currently (or to retain, at most, its "net capital gains" and pay tax thereon), the Fund does not anticipate incurring any liability for this excise tax. However, the Fund may, in certain circumstances, be required to liquidate portfolio investments in order to make sufficient distributions to avoid excise tax liability. The liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the Short-Short Gain Test.

               Rules of state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of federal, state and local tax rules affecting an investment in the Fund.


5.   MANAGEMENT OF THE FUND

               The overall business affairs of the Fund are the responsibility of the Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, sub-advisor, distributor, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's executive officers, to the Advisors, the Distributor, and the Fund's administrator. A majority of the directors of the Fund have no affiliation with the Advisors, the Distributor, or the Fund's administrator.

Directors and Officers

               The Directors and executive officers of the Fund, their respective dates of birth and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each Director and executive officer is 717 Fifth Avenue, New York, New York 10022.

* EDWARD S. HYMAN, Chairman and Director (4/8/45)
            Chairman, International Strategy & Investment Inc. (registered investment advisor), Chairman, ISI Inc. (investments) and Chairman and President, ISI Group Inc. (registered investment advisor and registered broker-dealer), 1991-Present.

*TRUMAN T. SEMANS, Vice Chairman and Director (10/27/26)
            Alex. Brown & Sons Incorporated, One South Street, Baltimore, Maryland 21202. Managing Director, Alex. Brown & Sons Incorporated and Director, Investment Company Capital Corp. (registered investment advisor); Formerly, Vice Chairman, Alex. Brown Incorporated.

JAMES J. CUNNANE, Director (3/11/38)
            CBC Capital, 264 Carlyle Lake Drive, St. Louis, Missouri 63141. Managing Director, CBC Capital (merchant banking), 1993-Present; Formerly, Senior Vice President and Chief Financial Officer, General Dynamics Corporation (defense), 1989-1993, and Director, The Arch Fund (registered investment company).

JOHN F. KROEGER, Director (8/11/24)
            37 Pippins Way, Morristown, New Jersey 07960. Director/Trustee, AIM Funds (registered investment companies); Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm); General Manager, Shell Oil Company.

LOUIS E. LEVY, Director (11/16/32)
            26 Farmstead Road, Short Hills, New Jersey 07078. Director, Kimberly-Clark Corporation (personal consumer products) and Household International (finance and banking); Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants; Formerly, Trustee, Merrill Lynch Funds for Institutions, 1991-1993; Adjunct Professor, Columbia University-Graduate School of Business, 1991-1992; Partner, KPMG Peat Marwick, retired 1990.

EUGENE J. MCDONALD, Director (7/14/32)
            Duke Management Company, Erwin Square, Suite 1000, 2200 West Main Street, Durham, North Carolina 27705. President, Duke Management Company (investments); Executive Vice President, Duke University (education, research and health care); Director, Central Bank & Trust (banking), Key Funds (registered investment companies), AMBAC Treasurers Trust (registered investment company) and DP Mann Holdings (insurance).

R. ALAN MEDAUGH, Director and President (8/20/43)
            President, International Strategy & Investment Inc., 1991-Present.

MICHAEL J. NAPOLI, JR., Director (10/1/51)
            1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401. Vice President and Principal, Wilshire Associates Incorporated; Director of Marketing, Wilshire Asset Management, 1991-Present.

REBECCA W. RIMEL, Director (4/10/51)
            The Pew Charitable Trusts, One Commerce Square, 2005 Market Street, Suite 1700, Philadelphia, PA 19103-7017; President and Chief Executive Officer, The Pew Charitable Trusts; Director and Executive Vice President, The Glenmede Trust Company; Formerly, Executive Director, The Pew Charitable Trusts.

CARL W. VOGT, Director (4/20/36)
            Fulbright & Jaworski L.L.P., 801 Pennsylvania Avenue, N.W., Washington, D.C. 20004-2604. Senior Partner, Fulbright & Jaworski L.L.P. (law); Director, Yellow Corporation (trucking); Formerly, Chairman and Member, National Transportation Safety Board; Director, National Railroad Passenger Corporation (Amtrak) and Member, Aviation System Capacity Advisory Committee (Federal Aviation Administration).

EDWARD J. VEILLEUX, Vice President (8/26/43)
            Alex. Brown & Sons Incorporated, One South Street, Baltimore, Maryland 21202. Principal, Alex. Brown & Sons Incorporated; Vice President, Armata Financial Corp. (registered broker-dealer); Executive Vice President, Investment Company Capital Corp. (registered investment advisor).

NANCY LAZAR, Vice President (8/1/57)
            Executive Vice President and Secretary, International Strategy & Investment Inc., 1991-Present.

CARRIE L. BUTLER, Vice President (5/1/67)
            Assistant Vice President, International Strategy & Investment Inc., 1991-Present.

SCOTT J. LIOTTA, Vice President and Secretary (3/18/65)
            Alex. Brown & Sons Incorporated, One South Street, Baltimore, Maryland 21202. Manager, Fund Administration, Alex. Brown & Sons Incorporated, July 1996-Present; Formerly, Manager and Foreign Markets Specialist, Putnam Investments Inc. (registered investment companies), April 1994-July 1996; and Supervisor, Brown Brothers Harriman & Co. (domestic and global custody), August 1991-April 1994.

THOMAS D. STEVENS, Vice President (5/27/49)
            Wilshire Associates Incorporated, 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401. Senior Vice President and Principal, Wilshire Associates Incorporated; Chief Investment Officer, Wilshire Asset Management.

DAVID R. BORGER, Vice President (12/33/48)
            Wilshire Associates Incorporated, 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401. Vice President and Principal, Wilshire Associates Incorporated; Director of Research, Asset Management Division.

MARGARET M. BEELER, Assistant Vice President (3/1/67)
            Assistant Vice President, International Strategy & Investment Inc., May 1996-Present; Marketing Representative, U.S. Healthcare, Inc., 1995-1996; Sales Manager, Donna Maione, Inc., 1994-1995; Sales Manager, Deborah Wiley California, 1989-1994.

KEITH C. REILLY, Assistant Vice President (6/2/66)
            Assistant Vice President, International Strategy & Investment Inc., May 1996-Present; Select Private Banking Officer, Assistant Manager, Chemical Bank, 1995-1996; Financial Consultant, Dreyfus Corporation, 1989-1995.

JOSEPH A. FINELLI, Treasurer (1/24/57)
            Alex. Brown & Sons Incorporated, One South Street, Baltimore, Maryland 21202. Vice President, Alex. Brown & Sons Incorporated and Vice President Investment Company Capital Corp. (registered investment advisor), September 1995-Present; Formerly, Vice President and Treasurer, The Delaware Group of Funds (registered investment companies) and Vice President, Delaware Management Company, Inc. (investments), 1980-August 1995.

LAURIE D. COLLIDGE, Assistant Secretary (1/1/66)
            Alex. Brown & Sons Incorporated, One South Street, Baltimore, Maryland 21202. Asset Management Department, Alex. Brown & Sons Incorporated, 1991-Present.

---------
* A Director who is an "interested person" as defined in the Investment Company Act.


                  Directors and officers of the Fund are also directors and officers of some or all of the other investment companies managed, administered, advised or distributed by the Advisor or the Distributor or by any of their respective affiliates. There are currently 13 funds in the Flag Investors/ISI Funds and Alex. Brown Cash Reserve Fund, Inc. fund complex (the "Fund Complex"). Mr. Hyman serves as Chairman of four funds in the Fund Complex. Mr. Medaugh serves as a

Director and President of two funds and as President of two other funds in the Fund Complex. Mr. Semans serves as Chairman of five funds and as a Director of six other funds in the Fund Complex. Messrs. Cunnane, Kroeger, Levy and McDonald serve as Directors of each fund in the Fund Complex. Ms. Rimel serves as a director of eleven funds in the Fund Complex. Mr. Vogt serves as a Director of ten funds in the Fund Complex. Ms. Lazar and Ms. Butler serve as Vice Presidents of four funds in the Fund Complex. Mr. Veilleux serves as Executive Vice President of one fund and as Vice President of each of the other funds in the Fund Complex. Ms. Musa and Mr. Reilly each serve as Assistant Vice President for four funds in the Fund Complex. Mr. Liotta serves as Vice President and Secretary, Mr. Finelli serves as Treasurer and Ms. Collidge serves as Assistant Secretary, respectively, for each of the funds in the Fund Complex.

                  Some of the Directors of the Fund are customers of, and have had normal brokerage transactions with, the Fund's administrator in the ordinary course of business. All such transactions were made on substantially the same terms as those prevailing at the time for comparable transactions with unrelated persons. Additional transactions may be expected to take place in the future.

                  Officers of the Fund receive no direct remuneration in such capacity from the Fund. Officers and Directors of the Fund who are officers or directors of the Advisors, the Distributor or the Fund's administrator may be considered to have received remuneration indirectly. As compensation for his or her services as director, each Director who is not an "interested person" of the Fund (as defined in the Investment Company Act) (a "Disinterested Director") receives an aggregate annual fee (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at Board and committee meetings) from all Flag Investors/ISI Funds and Alex. Brown Cash Reserve Fund, Inc. for which such Director serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an aggregate annual fee from the Fund Complex. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

                                        COMPENSATION TABLE

-----------------------------------------------------------------------------------------------------------------------
                                                                                        Estimated Total Compensation
                             Estimated Aggregate           Pension or                   From
                             Compensation                  Retirement                   the Fund and Fund Complex
                             From the Fund for Initial     Benefits Accrued             Payable to Directors
Name of Person,              Fiscal Period Ending          as Part of Fund              for the Initial Fiscal Period
Position                     May 31, 1998                  Expenses                     Ending May 31, 1998
-----------------------------------------------------------------------------------------------------------------------
*Edward S. Hyman                      $0                           $0                            $0
  Chairman

*Truman T. Semans                     $0                           $0                            $0
  Vice Chairman

*R. Alan Medaugh                      $0                           $0                            $0
  Director and President

*Michael J. Napoli, Jr.               $0                           $0                            $0
  Director

James J. Cunnane                      $______(1)                     +                  $39,000 for service on 13
  Director                                                                              Boards in the Fund Complex

John F. Kroeger                       $______(1)                     +                  $49,000 for service on 13
  Director                                                                              Boards in the Fund Complex

Louis E. Levy                         $______(1)                     +                  $39,000 for service on 13
   Director                                                                             Boards in the Fund Complex

Eugene J. McDonald                    $______(1)                     +                  $39,000 for service on 13
  Director                                                                              Boards in the Fund Complex

Rebecca W. Rimel                      $______(1)                     +                  $39,000 for service on 11(2)
  Director                                                                              Boards in the Fund Complex

Carl W. Vogt, Esq.                    $______(1)                     +                  $39,000 for service on 10(2)
  Director                                                                              Boards in the Fund Complex

----------
* Denotes an individual who is an "interested person" as defined in the Investment Company Act.
+ The Fund Complex has adopted a retirement plan for eligible Directors, as described below. The actuarially computed pension expense for the Fund for the initial fiscal period is estimated to be $_________.
(1) Of the amounts payable to Messrs. Cunnane, Kroeger, Levy, McDonald, Vogt and Ms. Rimel, $______, $______, $______, $______, $______, and
         $______ is estimated to be deferred pursuant to a deferred compensation plan.
(2) Ms. Rimel and Mr. Vogt receive proportionately higher compensation from each fund for which they serve as a Director.

                  The Fund Complex has adopted a retirement plan (the "Retirement Plan") for Directors who are not employees of the Fund, the Fund's administrator or their respective affiliates (the "Participants"). After completion of six years of service, each Participant will be entitled to receive an annual retirement benefit equal to a percentage of the fee earned by the Participant in his or her last year of service. Upon retirement, each Participant will receive annually 10% of such fee for each year that he or she served after completion of the first five years, up to a maximum annual benefit of 50% of the fee earned by the Participant in his or her last year of service. The fee will be paid quarterly, for life, by each Fund for which he or she serves. The Retirement Plan is unfunded and unvested. Such fees are allocated to each fund in the Fund Complex based upon the relative net assets of such fund to the Fund Complex.

                  Set forth in the table below are the estimated annual benefits payable to a Participant upon retirement assuming various years of service and payment of a percentage of the fee earned by such Participant in his or her last year of service, as described above. The approximate credited years of service at December 31, 1996 are as follows: for Mr. Cunnane, 2 years; for Mr. Kroeger, 14 years; for Mr. Levy, 2 years; for Mr. McDonald, 4 years; for Ms. Rimel, 1 year and for Mr. Vogt, 1 year.

Years of Service                 Estimated Annual Benefits Payable By
----------------                 ------------------------------------
                                   Fund Complex Upon Retirement
                                   -----------------------------



                                    Chairman of Audit Committee                       Other Participants
                                    ----------------------------                      ------------------
6 years                                        $ 4,900                                    $ 3,900
7 years                                        $ 9,800                                    $ 7,800
8 years                                        $14,700                                    $11,700
9 years                                        $19,600                                    $15,600
10 years or more                               $24,500                                    $19,500

                  Any Director who receives fees from the Fund is permitted to defer a minimum of 50%, or up to all, of his or her annual compensation pursuant to a Deferred Compensation Plan. Messrs. Cunnane, Kroeger, Levy, McDonald and Vogt and Ms. Rimel have each executed a Deferred Compensation Agreement. Currently, the deferring Directors may select various Flag Investors and Alex. Brown Funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring Directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of ten years.

Code of Ethics

                  The Board of Directors of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Code of Ethics applies to the personal investing activities of the directors and officers of the Fund, as well as to designated officers, directors and employees of the Advisors and the Distributor. As described below, the Code of Ethics imposes additional restrictions on the Advisor's investment personnel, including the portfolio managers and employees who execute or help execute a portfolio manager's decisions or who obtain contemporaneous information regarding the purchase or sale of a security by the Fund.

                  The Code of Ethics requires that covered employees of the Advisors, certain directors or officers of the Distributor, and all Fund Directors who are "interested persons", preclear any personal securities investments (with certain exceptions, such as non-volitional purchases or purchases which are part of an automatic dividend reinvestment plan). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to investment personnel include a ban on acquiring any securities in an initial public offering, a prohibition from profiting on short-term trading in securities and special preclearance of the acquisition of securities in private placements. Furthermore, the Code of Ethics provides for trading "blackout periods" that prohibit trading by investment personnel and certain other employees within periods of trading by the Fund in the same security. Officers, directors and employees of the Advisor and the Distributor may comply with codes instituted by those entities so long as they contain similar requirements and restrictions.


6.  INVESTMENT ADVISORY AND OTHER SERVICES

            On June 17, 1997, the Board of Directors of the Fund, including a majority of the Disinterested Directors, approved an Investment Advisory Agreement between the Fund and ISI and a Sub-Advisory Agreement among the Fund, ISI, and Wilshire Associates Incorporated ("Wilshire" or the "Sub-Advisor"), both of which contracts are described in greater detail below. The Investment Advisory Agreement and the Sub-Advisory Agreement were approved by the sole shareholder of the Fund on ______. ISI is a registered investment advisor that was formed in January, 1991. ISI employs Messrs. Edward S. Hyman, the Fund's Chairman, and R. Alan Medaugh, the Fund's President. ISI is also investment advisor to Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc. and North American Government Bond Fund, Inc.

            Wilshire, a [California] corporation, is a registered investment advisor with approximately $______ in net assets under management as of July 31, 1997. Wilshire currently provides investment advisory services to __ open-end registered investment companies with $___ of net assets under management as of July 31, 1997. Wilshire is controlled by its [President and Chief Executive Officer], Mr. Dennis Tito, who, as of July 31, 1997, owned ___% of Wilshire's outstanding voting securities.

            Under the Investment Advisory Agreement, ISI: (1) formulates and implements continuing programs for the purchase and sales of securities, (2) determines what securities (and in what proportion) shall be represented in the Fund's portfolio (3) provides the Fund's Board of Directors with regular financial reports and analysis with respect to the Fund's portfolio investments and operations, and the operations of comparable investment companies, (4) obtains and evaluates economic, statistical, and financial information pertinent to the Fund, (5) takes on behalf of the Fund, all actions which appear to the Advisor necessary to carry into effect its purchase and sale programs. ISI has delegated these responsibilities to Wilshire for a portion of the Fund's portfolio, provided that ISI continues to supervise the performance of Wilshire and report thereon to the Fund's Board of Directors. Any investment program undertaken by ISI or Wilshire will at all times be subject to the policies and control of the Fund's Board of Directors. Neither ISI or Wilshire shall be liable to the Fund or its shareholders for any act of omission by ISI or Wilshire or any losses sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The services of ISI and Wilshire to the Fund are not exclusive and both ISI and Wilshire are free to render similar services to others.

            As compensation for these services, ISI is entitled to receive an annual fee from the Fund calculated daily and paid monthly, at the annual rate of .40%. of the Fund's daily net asset value. As compensation for its services, Wilshire is entitled to receive a fee from ISI, payable out of ISI's advisory fee, calculated daily and payable monthly, at the annual rate of .16% of the Fund's average daily net assets. ISI and Wilshire have voluntarily agreed to waive their annual fees proportionately to the extent necessary, and ISI has voluntarily agreed to reimburse expenses to the extent necessary, so that total operating expenses do not exceed 1.00% of the Fund's average daily net assets.

            Each of the Investment Advisory and the Sub-Advisory Agreements has an initial term of two years and will continue in effect from year to year thereafter if such continuance is specifically approved at least annually by the Fund's Board of Directors, including a majority of the Disinterested Directors who have no direct or indirect financial interest in such agreements, by votes cast in person at a meeting called for such purpose, or by a vote of a majority of the outstanding shares (as defined under "Capital Stock") The Fund or ISI may terminate the Investment Advisory Agreement on sixty days' written notice without penalty. The Investment Advisory Agreement will terminate automatically in the event of assignment (as defined in the Investment Company Act). The Sub-Advisory Agreement has similar termination provisions.


7.   ADMINISTRATION

            Investment Company Capital Corp. ("ICC"), One South Street, Baltimore, Maryland 21202, provides administration services to the Fund. Such services include: monitoring the Fund's regulatory compliance, supervising all aspects of the Fund's service providers, arranging, but not paying for, the printing and mailing of prospectuses, proxy materials and shareholder reports, preparing and filing all documents required by the securities laws of any state in which the Shares are sold, establishing the Fund's budgets, monitoring the Fund's distribution plans, preparing the Fund's financial information and shareholder reports, calculating dividend and distribution payments and arranging for the preparation of state and federal tax returns.

                  As compensation for its administration services, ICC is entitled to receive an annual fee calculated daily and payable monthly equal to
 .12% of the Fund's average daily net assets. ICC has voluntarily agreed to waive its fee until the earlier of such time as the Fund has $50 million in net assets or has been in operation for one year.

                  The services of ICC to the Fund are not exclusive and ICC is free to render similar services to others.

         ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. (See "Custodian, Transfer Agent and Accounting Services".) ICC is an indirect subsidiary of Alex. Brown Incorporated. [INSERT RE BANKERS TRUST].


8.   DISTRIBUTION OF FUND SHARES

                  International Strategy & Investment Group Inc. ("ISI Group" or the "Distributor") serves as the exclusive distributor of the Fund's Shares pursuant to two separate Distribution Agreements, one for each class of the Fund's shares (collectively the "Distribution Agreements"). ISI Group, a Delaware corporation, is a broker-dealer that was formed in 1991 and is an affiliate of the Advisor.

                  The Distribution Agreements provide that ISI Group has the exclusive right to distribute the related class of shares either directly or through other broker-dealers and further provide that ISI Group will: solicit and receive orders for the purchase of Shares; accept or reject such orders on behalf of the Fund in accordance with the Fund's currently effective prospectus and transmit such orders as are accepted to the Fund's transfer agent as promptly as possible; receive requests for redemption and transmit such redemption requests to the Fund's transfer agent as promptly as possible; respond to inquiries from the Fund's shareholders concerning the status of their accounts with the Fund; with respect to the ISI shares class, provide the Fund's Board of Directors for their review with quarterly reports required by Rule 12b-1; maintain such accounts, books and records as may be required by law or be deemed appropriate by the Fund's Board of Directors; and take all actions deemed necessary to carry into effect the distribution of the Shares. ISI Group has not undertaken to sell any specific number of Shares. The Distribution Agreements further provide that, in connection with the distribution of Shares, ISI Group will be responsible for all of its promotional expenses. The services by ISI Group to the Fund are not exclusive, and ISI Group shall not be liable to the Fund or its shareholders for any act or omission by ISI Group or any losses sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

                  As compensation for providing distribution and related administrative services for the ISI Shares as described above, the Fund will pay ISI Group , on a monthly basis, an annual fee, equal to .25% of the Fund's average daily net assets. ISI Group expects to allocate on a proportional basis up to all of its fees to broker-dealers who enter into Agency Distribution Agreements with ISI Group ("Participating Dealers") under which such broker-dealers have agreed to process investor purchase and redemption orders and respond to inquiries from Fund shareholders concerning the status of their accounts and the operations of the Fund.

                  ISI Group receives no compensation for distributing the Institutional Shares.

                  Pursuant to Rule 12b-1 under the Investment Company Act, which provides that investment companies may pay distribution expenses, directly or indirectly, only pursuant to a plan adopted by the investment company's board of directors and approved by its shareholders, the Fund has adopted a Plan of Distribution for the ISI Shares (the "ISI Plan"). Under the ISI Plan, the Fund pays a fee to ISI Group for distribution and other shareholder servicing assistance as set forth in the ISI Shares Distribution Agreement, and ISI Group is authorized to make payments out of its fees to Participating Dealers.

                  Each of the Distribution Agreements have an initial term of two years. The Distribution Agreements and, in the case of the ISI Shares Distribution Agreement, the Plan encompassed therein will remain in effect from year to year as specifically approved (a) at least annually by the Fund's Board of Directors and (b) by the affirmative vote of a majority of the Disinterested Directors, by votes cast in person at a meeting called for such purpose. The Distribution Agreements, forms of Agency Distribution Agreements and the ISI Plan were most recently approved by the Fund's Board of Directors, including a majority of the Disinterested Directors on June 17, 1997.

                  In approving the ISI Plan, the Directors concluded, in the exercise of reasonable business judgment, that there was a reasonable likelihood that the ISI Plan would benefit the Fund and its shareholders. The ISI Plan will be renewed only if the Directors make a similar determination in each subsequent year. The ISI Plan may not be amended to increase materially the fee to be paid pursuant to the ISI Shares Distribution Agreement without the approval of the Fund's shareholders. The ISI Plan may be terminated at any time, and the Distribution Agreements may be terminated at any time upon 60 days' notice, without penalty, by a vote of a majority of the Fund's Disinterested Directors or by a vote of a majority of the outstanding Shares. Any Agency Distribution Agreements may be terminated in the same manner at any time. The Distribution Agreements and any Agency Distribution Agreements shall automatically terminate in the event of assignment.

                  During the continuance of the ISI Plan, the Fund's Board of Directors will be provided for their review, at least quarterly, a written report concerning the payments made under the ISI Plan to ISI Group pursuant to the ISI Shares Distribution Agreement, to Participating Dealers pursuant to Agency Distribution Agreements and to Shareholder Servicing Agents pursuant to Shareholder Servicing Agreements. Such reports shall be made by the persons authorized to make such payments. In addition, during the continuance of the ISI Plan, the selection and nomination of the Fund's Disinterested Directors shall be committed to the discretion of the Disinterested Directors then in office.

                  In addition, [with respect to the ISI Shares,] the Fund may enter into Shareholder Servicing Agreements with certain financial institutions, such as banks, to act as Shareholder Servicing Agents, pursuant to which ISI Group will allocate a portion of its distribution fee as compensation for such financial institutions' ongoing shareholder services. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Fund, according to interpretations from various bank regulatory authorities, financial institutions are not prohibited from acting in other capacities for investment companies, such as the shareholder servicing capacities described above. Should future legislative, judicial or administrative action prohibit or restrict the activities of the Shareholder Servicing Agents in connection with the Shareholder Servicing Agreements, the Fund may be required to alter materially or discontinue its arrangements with the Shareholder Servicing Agents. Such financial institutions may impose separate fees in connection with these services and investors should review the applicable Prospectus and this Statement of Additional Information in conjunction with any such institution's fee schedule.

                  Under the ISI Plan, amounts allocated to Participating Dealers and Shareholder Servicing Agents may not exceed amounts payable to the Distributor, with respect to shares held by or on behalf of customers of such entities. Payments under the ISI Plan are made as described above regardless of the Distributor's actual cost of providing distribution services and may be used to pay the Distributor's overhead expenses. If the cost of providing distribution services to the Fund in connection with the sale of the ISI Shares is less than .25% of the ISI Shares' average daily net assets for any period, the unexpended portion of the distribution fee may be retained by the Distributor. The ISI Plan does not provide for any charges to the Fund for excess amounts expended by the Distributor and, if the ISI Plan is terminated in accordance with its terms, the obligation of the Fund to make payments to the distributor pursuant to the ISI Plan will cease and the Fund will not be required to make any payments past the date the ISI Shares Distribution Agreement terminates. In return for payments received pursuant to the ISI Plan, ISI will pay the distribution-related expenses of the ISI Class including one or more of the following: advertising expenses; printing and mailing of prospectuses to other than current shareholders; compensation to dealers and sales personnel; and interest, carrying or other financing charges.

                  Except as described elsewhere, the Fund pays or causes to be paid all continuing expenses of the Fund, including, without limitation: investment advisory, administration and distribution fees; the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions, if any, chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and corporate fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing Shares; all costs and expenses in connection with the maintenance of registration of the Fund and its Shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting and distributing prospectuses of the Fund and supplements thereto to the shareholders; all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Disinterested Directors and Disinterested members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in Shares or in cash; charges and expenses of any outside service used for pricing of the Shares; fees and expenses of legal counsel or independent auditors, in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Directors) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Fund's operation unless otherwise explicitly assumed by the Advisors, the Distributor or the Fund's administrator.


9.  BROKERAGE

                  ISI and Wilshire, subject to the supervision of ISI, are each responsible for decisions to buy and sell securities for a portion of the Fund's portfolio, for broker-dealer selection and for negotiation of commission rates.

                  Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge a commission for their services. Brokerage commissions are subject to negotiation between the Advisors and the broker-dealers. The Advisors may direct purchase and sale orders to any broker-dealer, including, to the extent and in the manner permitted by applicable law, ISI Group.

                  In over-the-counter transactions, orders are placed directly with a principal market maker and such purchases normally include a mark up over the bid to the broker-dealer based on the spread between the bid and asked price for the security. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter. On occasion, certain money market instruments may be purchased directly from an issuer without payment of a commission or concession. The Fund will not deal with ISI Group in any transaction in which ISI Group acts as a principal; that is, an order will not be placed with ISI Group if execution of the trade involves ISI Group serving as a principal with respect to any part of the Fund's order, nor will the Fund buy or sell over-the-counter securities with ISI Group acting as market maker.

                  The Advisors' primary consideration in effecting securities transactions is to obtain best price and execution of orders on an overall basis. As described below, however, the Advisors may, in their discretion, effect agency transactions with broker-dealers that furnish statistical, research or other information or services which are deemed by the Advisors to be beneficial to the Fund's investment program. Certain research services furnished by broker-dealers may be useful to the Advisors with clients other than the Fund. Similarly, any research services received by the Advisors through placement of portfolio transactions of other clients may be of value to the Advisors in fulfilling its obligations to the Fund. No specific value can be determined for research and statistical services furnished without cost to the Advisors by a broker-dealer. The Advisors are of the opinion that because the material must be analyzed and reviewed by their staffs, its receipt does not tend to reduce expenses, but may be beneficial in supplementing the Advisors's research and analysis. Therefore, it may tend to benefit the Fund by improving the Advisors's investment advice. In over-the-counter transactions, the Advisors will not pay any commission or other remuneration for research services. The Advisors' policy is to pay a broker-dealer higher commissions for transactions effected on an agency (but not on a principal) basis for particular transactions than might be charged if a different broker-dealer had been chosen when, in the Advisors' opinion, this policy furthers the overall objective of obtaining best price and execution. Subject to periodic review by the Fund's Board of Directors, the Advisors are also authorized to pay broker-dealers higher commissions on brokerage transactions for the Fund in order to secure research and investment services described above. However, Wilshire has no current intention to do so. The allocation of orders among broker-dealers and the commission rates paid by the Fund will be reviewed periodically by the Board. The foregoing policy under which the Fund may pay higher commissions to certain broker-dealers in the case of agency transactions, does not apply to transactions effected on a principal basis.

                  Subject to the above considerations, the Board of Directors has authorized the Fund to effect portfolio transactions, on an agency basis, through ISI Group. At the time of such authorization, the Board adopted certain policies and procedures incorporating the standards of Rule 17e-1 under the Investment Company Act which requires that the commissions paid ISI Group must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." Rule 17e-1 also contains requirements for the review of such transactions by the Board of Directors and requires the Advisors to furnish reports and to maintain records in connection with such reviews. The ISI Shares Distribution Agreement does not provide for any reduction in the distribution fee to be received by ISI Group from the Fund as a result of profits from brokerage commissions on transactions of the Fund effected through ISI Group.

                  The Advisors manage other investment accounts. It is possible that, at times, identical securities will be acceptable for the Fund and one or more of such other accounts; however, the position of each account in the securities of the same issuer may vary and the length of time that each account may choose to hold its investment in such securities may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund or one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated among the accounts in a manner deemed equitable by the Advisors. The Advisors may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Such simultaneous transactions, however, could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.


10.   CAPITAL SHARES

                  Under the Fund's Articles of Incorporation, the Fund may issue up to 25 million Shares of its capital stock with a par value of $.001 per Share.

                  The Fund's Articles of Incorporation provide for the establishment of separate series and separate classes of Shares by the Directors at any time without shareholder approval. The Fund currently has one Series and two classes of shares: ISI Strategy Fund Shares and Wilshire Institutional Strategy Fund Shares. All Shares of the Fund regardless of class have equal rights with respect to voting, except that with respect to any matter affecting the rights of the holders of a particular series or class, the holders of each series will vote separately. Any such series will be a separately managed portfolio and shareholders of each series will have an undivided interest in the net assets of that series. For tax purposes, the series will be treated as separate entities. Generally, each class of Shares issued by a particular series will be identical to every other class and expenses of the Fund (other than 12b-1 fees and any applicable service fees) are prorated between all classes of a series based upon the relative net assets of each class. Any matters affecting any class exclusively will be voted on by the holders of such class.

                  Shareholders of the Fund do not have cumulative voting rights, and, therefore, the holders of more than 50% of the outstanding Shares voting together for election of Directors may elect all the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

                  The Fund's By-laws provide that any director of the Fund may be removed by the shareholders by a vote of a majority of the votes entitled to be cast for the election of Directors. A meeting to consider the removal of any Director or Directors of the Fund will be called by the Secretary of the Fund upon the written request of the holders of at least one-tenth of the outstanding Shares of the Fund entitled to vote at such meeting.

                  There are no preemptive, conversion or exchange rights applicable to any of the Shares. The Fund's issued and outstanding Shares are fully paid and non-assessable. In the event of liquidation or dissolution of the Fund, each Share is entitled to its portion of the Fund's assets (or the assets allocated to a separate series of Shares if there is more than one series) after all debts and expenses have been paid.

                  As used in this Statement of Additional Information, the term "majority of the outstanding Shares" means the vote of the lesser of (i) 67% or more of the Shares present at a meeting, if the holders of more than 50% of the outstanding Shares are present or represented by proxy, or (ii) more than 50% of the outstanding Shares.


11.   SEMI-ANNUAL REPORTS

                  The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors.


12.   CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES

                  _______________ has been retained to act as custodian of the Fund's investments. ________ receives such compensation from the Fund for its services as custodian as may be agreed to from time to time by _____________ and the Fund. Investment Company Capital Corp., One South Street, Baltimore, Maryland 21202 (telephone: (800) 882-8585) has been retained to act as the Fund's transfer and dividend disbursing agent. As compensation for these services, ICC receives up to $_____ per account per year plus reimbursement for out-of-pocket expenses incurred in connection therewith.

                  ICC also provides accounting services to the Fund. As compensation for these services, ICC is entitled to receive an annual fee, calculated daily and paid monthly, as shown below.


                                 [TO BE REVISED]

      Average Net Assets                                      Incremental Annual Accounting Fee
      ------------------                                      ---------------------------------
$          0          -    $   10,000,000                               $13,000(fixed fee)
$ 10,000,000          -    $   20,000,000                                     .100%
$ 20,000,000          -    $   30,000,000                                     .080%
$ 30,000,000          -    $   40,000,000                                     .060%
$ 40,000,000          -    $   50,000,000                                     .050%
$ 50,000,000          -    $   60,000,000                                     .040%
$ 60,000,000          -    $   70,000,000                                     .030%
$ 70,000,000          -    $  100,000,000                                     .020%
$100,000,000          -    $  500,000,000                                     .015%
$500,000,000          -    $1,000,000,000                                     .005%
over $1,000,000,000                                                           .001%

                  In addition, the Fund will reimburse ICC for certain out-of-pocket expenses incurred in connection with ICC's provision of accounting services under the Master Services Agreement.

13.   INDEPENDENT AUDITORS

                  The annual financial statements of the Fund are audited by the Fund's independent auditors _______________________.


14.   CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                  To Fund management's knowledge, the following persons owned beneficially 5% or more of the Fund's outstanding Shares, as of _______________, 1997.
                  [                 ]

                  As of such date, to Fund management's knowledge, Directors and officers as a group owned less than 1% of the Fund's total outstanding Shares of either class.


15.   PERFORMANCE COMPUTATIONS

                  For purposes of quoting and comparing the performance of the Fund to that of other open-end diversified management investment companies and to stock or other relevant indices in advertisements or in certain reports to shareholders, performance will be stated in terms of total return.

                  The total return quotations, under the rules of the SEC, must be calculated according to the following formula:
            n
    P(1 + T)   =   ERV

Where:    P    =   a hypothetical initial payment of $1,000

          T    =   average annual total return

          n    =   number of years (1,5 or 10)

       ERV     =   ending redeemable value at the end of the 1-, 5- or 10-year periods (or fractional portion thereof) of a hypothetical
                   $1,000 payment made at the beginning of the 1-, 5- or 10-year periods.

          Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover one-, five- and ten-year periods or a shorter period dating from the effectiveness of the Fund's registration statement or the date the Fund (or a series) commenced operations (provided such date is subsequent to the date the registration statement became effective). In calculating the ending redeemable value for the ISI Shares, the maximum sales load (4.45%) is deducted from the ending redeemable value and all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. "T" in the formula above is calculated by finding the average annual compounded rate of return over the period that would equate an assumed initial payment of $1,000 to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed by the Fund. The Institutional Shares are sold without a sales load.

          The Fund may also from time to time include in such advertising total return figures that are not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Analytical Services, Inc., the Fund calculates its aggregate and average annual total return for the specified periods of time by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date.

          For this alternative computation, the Fund assumes that the $10,000 invested in Shares is net of all sales charges. The Fund will, however, disclose the maximum sales charges and will also disclose that the performance data does not reflect sales charges and that inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising that the information prescribed under SEC rules, and all advertising containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less that their original cost.


16.  FINANCIAL STATEMENTS.

          To be filed by amendment.

Part C                Other Information

                      Part C contains the information required by the items contained therein under the items set forth in the form.

PART C.               OTHER INFORMATION

Item 24.              Financial Statements and Exhibits

                      List all financial statements and exhibits filed as part of the Registration Statement.

                      (a)    Financial statements:

                      To be filed by Pre-Effective Amendment.

               (b)    Exhibits:

                      (1)    (a)   Articles of Incorporation; (1)
                             (b)   Articles of Amendment to Articles of
                                   Incorporation; (1)

                      (2)    By-Laws; (1)

                      (3)    None;

                      (4) Incorporated herein by reference to Exhibit (1) Form of Articles of Incorporation, Articles of Amendment and Exhibit (2) By-Laws;

                      (5)    (a)  Form of Investment Advisory Agreement between
                                  Registrant and International Strategy &
                                  Investment Inc.(1)

                             (b)  Form of Sub-Advisory Agreement among
                                  Registrant, International Strategy &
                                  Investment Inc. and Wilshire Associates
                                  Incorporated.(2)

                      (6)    (a)  Form of Distribution Agreement between
                                  Registrant and International Strategy &
                                  Investment Group Inc. with respect to the ISI Shares Class;(1)

                             (b)  Form of Distribution Agreement between
                                  Registrant and International Strategy &
                                  Investment Group Inc. with respect to the Institutional Shares Class.(1)

                             (c)  Form of Agency Distribution Agreement
                                  between International Strategy &
                                  Investment Group Inc. and Participating
                                  Broker-Dealers; (1)

                             (d)  Form of Shareholder Servicing Agreement
                                  between Registrant and
                                  Shareholder Servicing Agents; (1)

                      (7)    None;

                      (8)    Form of Custodian Agreement between Registrant
                             and [                         ]; (2)
                                  -------------------------

                      (9) Form of Master Services Agreement (including Administration, Transfer Agency and Accounting Services appendices) between Registrant and Investment Company Capital Corp.; (1)

                      (10)       Opinion of Counsel; (2)

                      (11)       Consent of Independent Auditors; (2)

                      (12)       None;

                      (13) Form of Subscription Agreement re: initial $100,000 capital; (2)

                      (14)       None;

                      (15) Form of Distribution Plan with respect to the ISI Shares Class; (1)

                      (16)       Schedule of Computation of Performance
                                 Information; (2)

                      (18)       Rule 18f-3 Plan(1)

                      (24)       Powers of Attorney; (1)

                      (27)       Financial Data Schedule. (2)

---------------------

 (1)             Filed herewith.
 (2)             To be filed by Pre-Effective Amendment.


Item 25.       Persons Controlled by or under Common Control with Registrant

               Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

                      None.

Item 26.              Number of Holders of Securities

               State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant.

                      The following information is given as of ________, 1997:

              Title of Class                         Number of Record Holders
              --------------                         ------------------------
           ISI Shares                                           0
           Wilshire Institutional Shares                        0

Item 27.          Indemnification

              State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

                  Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, included as Exhibit 1 to this Registration Statement and incorporated herein by reference, provide as follows:

                  Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

                  Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors of the Corporation may make further provision for indemnification of directors, officers, employees and agents in the By-Laws of the Corporation or by resolution or agreement to the fullest extent permitted by the Maryland General Corporation law.

                  Section 3. No provision of this Article VIII shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4. References to the Maryland General Corporation Law in this Article VIII are to such law as from time to time amended. No further amendment to the Charter of the Corporation shall decrease, but may expand, any right of any person under this Article VIII based on any event, omission or proceeding prior to such amendment.

                  Sections 1, 2, 3, 4 and 5 of Article XIII of Registrant's By-Laws, included as Exhibit 2 to this Registration Statement and incorporated herein by reference, provide as follows:

                  Section 1. Indemnification. The Corporation shall indemnify its Directors to the fullest extent that indemnification of Directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its Directors and to such further extent as is consistent with law. The Corporation shall indemnify its Directors and officers who while serving as Directors or officers also serve at the request of the Corporation as a Director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. This Article XIII shall not protect any such person against any liability to the Corporation or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 2. Advances. Any current or former Director or officer of the Corporation claiming indemnification within the scope of this Article XIII shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 (the "1933 Act") and the 1940 Act, as such statutes are now or hereafter in force.

                  Section 3. Procedure. On the request of any current or former Director or officer requesting indemnification or an advance under this Article XIII, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, the 1933 Act and the 1940 Act, as such statutes are now or hereafter in force, whether the standards required by this Article XIII have been met.

                  Section 4. Other Rights. The indemnification provided by this
                  Article XIII shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of shareholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

                  Section 5. Maryland Law. References to the Maryland General Corporation Law in this Article XIII are to such law as from time to time amended.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered) the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue. In the absence of a determination by a court of competent jurisdiction, the determinations that indemnification against such liabilities is proper, and advances can be made, are made by a majority of a quorum of the disinterested, non-party directors of the Fund, or an independent legal counsel in a written opinion, based on review of readily available facts.

Item 28.      Business and Other Connections of Investment Advisor

                  Describe any other business, profession, vocation or employment of a substantial nature in which the investment advisor of the Registrant, and each director, officer or partner of any such investment advisor, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

                  [During the last two years, no director or officer of International Strategy & Investment Inc., the Registrant's investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.]

                  Describe any other business, profession, vocation or employment of a substantial nature in which the investment sub-advisor of the Registrant, and each director, officer or partner of any such investment sub-advisor, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee.

                  The list required by this Item 28 of officers and directors of Wilshire Associates Incorporated, together with the information as to any other business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Wilshire Associates Incorporated pursuant to the Investment Advisors Act of 1940 (File No. 801-36233).

Item 29.          Principal Underwriters

             (a) International Strategy & Investment Group Inc. acts as distributor for ISI Total Return U.S. Treasury Fund Shares (a class of Total Return U.S. Treasury Fund, Inc.), ISI Managed Municipal Fund Shares (a class of Managed Municipal Fund, Inc.) and ISI North American Government Bond Fund Shares (a class of North American Government Bond Fund, Inc.).
            (b)

Name and Principal                 Position and Offices with              Position and Offices
Business Address*                  Principal Underwriter                  with Registrant
-----------------                  -------------------------              ---------------------

Edward S. Hyman                    Chairman and Director                  Chairman
                                                                          and Director

R. Alan Medaugh                    Director                               President
                                                                          and Director

Nancy Lazar                        Executive                              Director
                                   Vice President
                                   and Director

Joel Fein                          Chief Financial                        None
                                   Officer

---------------------
* 717 Fifth Avenue
New York, New York 10022


        (c)      Not applicable.


Item 30.          Location of Accounts and Records

                  With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act [15 U.S.C. 80a-30(a)] and the Rules [17 CFR 270.31a-1 to 31a-3] promulgated thereunder, furnish the names and address of each person maintaining physical possession of each such account, book or other document.

                  International Strategy & Investment Inc., 717 Fifth Avenue, New York, New York 10022, maintains physical possession of each such account, book or other document of the Fund, except for those maintained by the Registrant's sub-advisor, Wilshire Associates Incorporated, 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401, the Registrant's custodian, [PNC Bank, National Association, Airport Business Park, 200 Stevens Drive, Lester, Pennsylvania 19113,] or by the Registrant's transfer agent, dividend disbursing agent and accounting services provider, Investment Company Capital Corp., One South Street, Baltimore, MD 21202.


Item 31.          Management Services

                  Furnish a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B of this Form (because the contract was not believed to be of interest to a purchaser of securities of the Registrant) under which services are provided to the

Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

                  See Exhibit 8.


Item 32.          Undertakings

                  Furnish the following undertakings in substantially the following form in all initial Registration Statements filed under the 1933 Act:

                  (a)      Not applicable.

                  (b) Registrant hereby undertakes to file a post-effective amendment containing reasonably current financial statements, which need not be certified, within four to six months from the effective date of this Registration Statement or the commencement of operations of the Fund, whichever is later.

                  (c) Registrant hereby undertakes to furnish each prospective person to whom a prospectus will be delivered with a copy of the Registrant's latest annual report, when such annual report is issued, to shareholders containing information called for by
                           Item 5A of Form N-1A, upon request and without charge by contacting Registrant at (800) 955-7175.

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Baltimore, in the State of Maryland, on the 11th day of July, 1997.


                                       THE STRATEGY FUND, INC.

                                       By: /s / R. Alan Medaugh
                                           -----------------------------
                                             R. Alan Medaugh,
                                             President and Director

                  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the date(s) indicated:

/s/ Edward S. Hyman                                                              July 11, 1997
-------------------------                          Director                     ------------------
Edward S. Hyman                                                                         Date

/s/ Truman T. Semans                                                             July 11, 1997
-------------------------                          Director                     ------------------
Truman T. Semans                                                                        Date

/s/ James J. Cunnane                                                             July 11, 1997
-------------------------                          Director                     ------------------
James J. Cunnane                                                                        Date

/s/ John F. Kroeger                                                              July 11, 1997
-------------------------                          Director                     ------------------
John F. Kroeger                                                                         Date

/s/ Louis E. Levy                                                                July 11, 1997
-------------------------                          Director                     ------------------
Louis E. Levy                                                                           Date

/s/ Eugene J. McDonald                                                           July 11, 1997
-------------------------                          Director                     ------------------
Eugene J. McDonald                                                                      Date

/s/ Michael J. Napoli, Jr.                                                       July 11, 1997
-------------------------                          Director                     ------------------
Michael J. Napoli, Jr.                                                                  Date

/s/ Rebecca W. Rimel                                                             July 11, 1997
-------------------------                          Director                     ------------------
Rebecca W. Rimel                                                                        Date

/s/ Carl  W. Vogt                                                                July 11, 1997
-------------------------                          Director                     ------------------
Carl  W. Vogt                                                                          Date

/s/ R. Alan Medaugh                                                              July 11, 1997
-------------------------                          President and                -------------------
R. Alan Medaugh                                    Director                             Date

/s/ Joseph A. Finelli                                                            July 11, 1997
-------------------------                          Chief Financial              -------------------
Joseph A. Finelli                                  and Accounting                       Date
                                                   Officer

* By:__________________
      R. Alan Medaugh

                             ISI STRATEGY FUND, INC.

                                INDEX OF EXHIBITS

EDGAR
Exhibit
Number                                      Document
                    -----------------------------------------------------------
EX-99.B(1)          (a)  Articles of Incorporation. (1)
EX-99.B             (b)  Articles of Amendment to Articles of Incorporation. (1)

EX-99.B(2)          By-Laws. (1)

   (4) Incorporated herein by reference to EX.99.B(1) Articles of Incorporation, Articles of Amendment and EX.99.B(2) By-Laws;

EX-99.B(5)          (a) Form of Investment Advisory Agreement between Registrant and
                    International Strategy & Investment Inc. (1)

                    (b) Form of Sub-Advisory Agreement among Registrant,
                    International Strategy & Investment Inc. and Wilshire
                    Associates Incorporated. (2)

EX-99.B(6)          (a) Form of Distribution Agreement between Registrant and
                    International Strategy & Investment Group Inc. with respect to the ISI
                    Shares Class (1)

EX-99.B(6)          (b) [Form of Distribution Agreement between Registrant and
                    International Strategy & Investment Group Inc. with respect to the
                    Institutional Shares Class.](1)

EX-99.B(6)          (c) Form of Agency Distribution Agreement between International
                    Strategy & Investment Group Inc. and Participating Broker-Dealers. (1)

EX-99.B(6)          (d) Form of Shareholder Servicing Agreement between Registrant and Shareholder Servicing Agents. (1)

                    Form of Custodian Agreement between Registrant and
                    [______________]. (2)

EX-99.B(9)          Form of Master Services Agreement (including Administration,
                    Transfer Agency and Accounting Services Appendices) between
                    Registrant and Investment Company Capital Corp. (1)

   (10)             Opinion of Counsel. (2)

   (11)             Consent of Independent Auditors. (2)

   (13) Form of Subscription Agreement with respect to the initial capitalization of the Fund. (2)

EX-99.B(15)         Form of Distribution Plan with respect to the ISI Shares Class. (1)

   (16)             Schedule of Computation of Performance Information. (2)

EX-99.B(18)         Rule 18f-3 Plan (1)

EX-99.B(24)         Powers of Attorney. (1)

   (27)             Financial Data Schedule. (2)

 ----------------------

 (1)    Filed herewith.
 (2)    To be filed by Pre-Effective Amendment.